UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	7/31
Date of reporting period:	1/31/09

Dreyfus Inflation Adjusted Securities Fund

SEMIANNUAL REPORT January 31, 2009

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Inflation Adjusted Securities Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Inflation Adjusted Securities Fund, covering the six-month period from August 1, 2008, through January 31, 2009.

The past six months have been some of the most difficult periods in decades for the financial markets. An ongoing credit crunch escalated into a global financial crisis at the start of the reporting period, resulting in the failures of major financial institutions, a worsening recession and lower investment values across a broad range of asset classes. Governments and regulators throughout the world moved aggressively to curtail the damage, implementing unprecedented reductions of short-term interest rates, massive injections of liquidity into the banking system, government bailouts of struggling companies and plans for massive economic stimulus programs. U.S. government securities generally fared well in the ensuing “flight to quality,” but riskier bond market sectors suffered sharp declines.

Although we expect the U.S. and global economies to remain weak until longstanding imbalances have worked their way out of the system, the financial markets currently appear to have priced in investors’ generally low expectations. In previous recessions, however, the markets have tended to anticipate economic improvement before it occurred, leading to major rallies when few expected them.That’s why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects your future goals and attitudes toward risk. As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation February 17, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2008, through January 31, 2009, as provided by Robert Bayston, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended January 31, 2009, Dreyfus Inflation Adjusted Securities Fund’s Institutional shares produced a total return of –4.93%, and the fund’s Investor shares returned –5.05%.1 In comparison, the fund’s benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities Index (the “Index”), produced a total return of –4.84% for the same period.2

U.S.Treasury securities proved to be a notable exception to the steep declines suffered by most sectors of the U.S. bond market as a financial crisis intensified and the U.S. economy weakened over the reporting period. Although Treasury Inflation Protected Securities (“TIPS”) also produced attractive results relative to most other bond market sectors, they lagged nominal Treasury securities due to bouts of reduced liquidity and heightened deflation concerns. Our interest-rate strategies enabled the fund to produce returns that approximated the benchmark index, which is not subject to fees and expenses like a mutual fund.

The Fund’s Investment Approach

The fund seeks returns that exceed the rate of inflation.To pursue this goal, the fund normally invests at least 80% of its assets in inflation-indexed securities, which are fixed-income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.

The fund invests primarily in high-quality, U.S. dollar-denominated, inflation-indexed securities.To a limited extent, the fund may invest in foreign currency-denominated, inflation-protected securities and other fixed-income securities not adjusted for inflation, including U.S. government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities. The fund seeks to keep its average

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

effective duration between two and 10 years, and the fund may invest in securities of any maturity without restriction.

Global Financial Crisis Sparked a Flight to Quality

An ongoing credit crunch developed into a full-blown global financial crisis over the summer of 2008, leading to the failures of major financial institutions and sending repercussions throughout the world’s credit markets.The crisis came close to spinning out of control in September, nearly causing the collapse of the global banking system. Unprecedented interventions by government and monetary authorities, which pumped billions of dollars of liquidity into the system and rescued a number of struggling corporations, helped thaw frozen credit markets.These efforts included the Troubled Asset Relief Program (“TARP”) from the U.S. Congress and aggressive reductions of short-term interest rates by the Federal Reserve Board (the“Fed”),which cut its target for the overnight federal funds rate to the unprecedented low level of 0% to 0.25%.

Meanwhile, slumping housing markets, rising unemployment and sharply lower consumer confidence accelerated a downturn in the U.S. economy. Earlier inflation concerns subsided when commodity prices plummeted amid reduced demand for energy and construction materials worldwide. In November, the National Bureau of Economic Research officially declared that the U.S. economy has been mired in recession since late 2007.

As market conditions deteriorated, many highly leveraged institutional investors were forced to de-lever their portfolios, selling their more liquid investments to raise cash for margin calls and redemption requests. Consequently, selling pressure intensified even among fundamentally sound fixed-income securities, leading to broadly lower prices for corporate bonds, asset-backed securities, mortgage-backed securities and the sovereign debt of developing nations.TIPS also were adversely affected by deleveraging pressures and liquidity concerns in the fall of 2008, but to a lesser extent than lower-rated bonds. However,TIPS lagged nominal U.S. Treasury securities, which gained considerable value as risk-averse investors flocked to traditional safe havens. In January 2009,TIPS rallied relative to nominal Treasuries as investors took advantage of their com-

4

paratively attractive prices, ending the reporting period at what we believe to be fair valuations.

Interest Rate Strategies Helped Bolster Performance

Another unusual development during the reporting period was the bifurcation of the TIPS market between recently issued “on-the-run” securities and more seasoned “off-the-run” securities. As deflation fears increased, we sold issues with significant “on the run” premium, judging the additional protection they provide during a prolonged period of deflation to be less than their additional cost. In addition, we set the fund’s average duration in a range we considered longer than industry averages, which helped the fund maintain higher yields for as long as we deemed practical while interest rates declined.

Positioned for Low Inflation-Adjusted Interest Rates

As of the end of January, the financial crisis has persisted, and the economic downturn has worsened. While investors remain concerned about potential deflation, we currently believe that any bouts of actual deflation will prove to be relatively short-lived. Moreover, in our analysis, the Fed’s aggressively accommodative monetary policy makes it unlikely that inflation-adjusted yields will move higher over the foreseeable future.Therefore, we have maintained the fund’s relatively long average duration, including an emphasis on TIPS with 10- and 30-year maturities.

February 17, 2009

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through December 1, 2009, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: BARCLAYS CAPITAL — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital U.S.Treasury Inflation Protected Securities Index is a sub-index of the U.S.Treasury component of the Barclays Capital U.S.
Government Index. Securities in the Barclays Capital U.S.Treasury Inflation Protected Securities Index are dollar-denominated, non-convertible, publicly issued, fixed-rate, investment-grade (Moody’s Baa3 or better) U.S.Treasury inflation notes, with at least one year to final maturity and at least $100 million par amount outstanding.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Inflation Adjusted Securities Fund from August 1, 2008 to January 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended January 31, 2009

	Investor Shares	Institutional Shares
Expenses paid per $1,000†	$ 2.70	$ 1.48
Ending value (after expenses)	$949.50	$950.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended January 31, 2009

	Investor Shares	Institutional Shares
Expenses paid per $1,000†	$ 2.80	$ 1.53
Ending value (after expenses)	$1,108.80	$1,110.30

† Expenses are equal to the fund’s annualized expense ratio of .55% for Investor shares and .30% for Institutional shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
January 31, 2009 (Unaudited)

	Principal
Bonds and Notes—98.8%	Amount ($)	Value ($)
U.S. Treasury Inflation Protected Securities:
1.38%, 7/15/18	408,663 [a,b]	393,466
1.63%, 1/15/15	2,277,420 [a,b]	2,208,387
1.75%, 1/15/28	491,596 [a,b]	437,674
1.88%, 7/15/15	1,421,720 [a]	1,403,061
2.00%, 1/15/14	2,464,467 [a]	2,452,916
2.00%, 7/15/14	3,214,762 [a,b]	3,197,685
2.00%, 1/15/16	3,223,560 [a,b]	3,204,421
2.00%, 1/15/26	3,343,506 [a,b]	3,096,926
2.38%, 4/15/11	3,062,774 [a]	3,080,961
2.38%, 1/15/17	3,562,588 [a,b]	3,632,728
2.38%, 1/15/25	2,149,301 [a,b]	2,101,614
2.38%, 1/15/27	642,312 [a]	629,868
2.50%, 7/15/16	2,050,309 [a,b]	2,106,053
2.63%, 7/15/17	1,144,547 [a,b]	1,196,053
3.00%, 7/15/12	3,720,213 [a,b]	3,855,074
3.50%, 1/15/11	2,487,585 [a,b]	2,545,113
3.63%, 4/15/28	3,010,832 [a,b]	3,472,808
3.88%, 4/15/29	2,766,934 [a,b]	3,304,760
Total Bonds and Notes
(cost $44,393,859)		42,319,568

Other Investment—1.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $643,000)	643,000 [c]	643,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—35.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $15,089,906)	15,089,906 [c]	15,089,906

Total Investments (cost $60,126,765)	135.5%	58,052,474
Liabilities, Less Cash and Receivables	(35.5%)	(15,230,548)
Net Assets	100.0%	42,821,926

a Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b All or a portion of these securities are on loan. At January 31, 2009, the total market value of the fund’s securities on loan is $13,693,677 and the total market value of the collateral held by the fund is $15,527,538, consisting of cash collateral of $15,089,906 and U.S. Government and Agency securities valued at $437,632.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Government & Agencies	98.8	Money Market Investments	36.7
			135.5
† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $13,693,677)—Note 1(b):
Unaffiliated issuers	44,393,859	42,319,568
Affiliated issuers	15,732,906	15,732,906
Cash		84,539
Receivable for investment securities sold		1,411,624
Receivable for shares of Common Stock subscribed		260,868
Dividends and interest receivable		131,723
Prepaid expenses		18,787
		59,960,015
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		5,882
Liability for securities on loan—Note 1(b)		15,089,906
Payable for investment securities purchased		2,007,664
Payable for shares of Common Stock redeemed		12,188
Accrued expenses		22,449
		17,138,089
Net Assets ($)		42,821,926
Composition of Net Assets ($):
Paid-in capital		46,608,460
Accumulated distributions in excess of investment income—net		(1,078,243)
Accumulated net realized gain (loss) on investments		(634,000)
Accumulated net unrealized appreciation
(depreciation) on investments		(2,074,291)
Net Assets ($)		42,821,926

Net Asset Value Per Share
	Investor Shares	Institutional Shares
Net Assets ($)	27,325,914	15,496,012
Shares Outstanding	2,390,086	1,355,390
Net Asset Value Per Share ($)	11.43	11.43

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2009 (Unaudited)

Investment Income ($):
Income:
Interest	290,913
Income from inflationary adjusted securities	(790,717)
Income from securities lending	58,911
Dividends;
Affiliated issuers	1,866
Total Income	(439,027)
Expenses:
Management fee—Note 3(a)	61,832
Shareholder servicing costs—Note 3(b)	45,278
Auditing fees	19,164
Registration fees	18,075
Prospectus and shareholders’ reports	5,095
Custodian fees—Note 3(b)	3,973
Loan commitment fees—Note 2	634
Directors’ fees and expenses—Note 3(c)	525
Miscellaneous	5,725
Total Expenses	160,301
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(64,351)
Less—reduction in fees due to earnings credits—Note 1(b)	(168)
Net Expenses	95,782
Investment (Loss)—Net	(534,809)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(680,621)
Net unrealized appreciation (depreciation) on investments	(939,588)
Net Realized and Unrealized Gain (Loss) on Investments	(1,620,209)
Net (Decrease) in Net Assets Resulting from Operations	(2,155,018)

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2009	Year Ended
	(Unaudited)	July 31, 2008
Operations ($):
Investment income (loss)—net	(534,809)	1,433,749
Net realized gain (loss) on investments	(680,621)	665,250
Net unrealized appreciation
(depreciation) on investments	(939,588)	(1,242,424)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(2,155,018)	856,575
Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(372,300)	(904,889)
Institutional Shares	(198,118)	(529,563)
Net realized gain on investments:
Investor Shares	(217,001)	—
Institutional Shares	(125,345)	—
Total Dividends	(912,764)	(1,434,452)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	8,030,695	30,998,869
Institutional Shares	2,463,682	10,938,925
Dividends reinvested:
Investor Shares	581,092	898,164
Institutional Shares	267,086	360,518
Cost of shares redeemed:
Investor Shares	(5,965,737)	(7,214,234)
Institutional Shares	(57,127)	(65,381)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	5,319,691	35,916,861
Total Increase (Decrease) in Net Assets	2,251,909	35,338,984
Net Assets ($):
Beginning of Period	40,570,017	5,231,033
End of Period	42,821,926	40,570,017
Undistributed (distributions in
excess of) investment income—net	(1,078,243)	26,984

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	January 31, 2009	Year Ended
	(Unaudited)	July 31, 2008
Capital Share Transactions:
Investor Shares
Shares sold	681,151	2,473,558
Shares issued for dividends reinvested	48,894	72,191
Shares redeemed	(521,359)	(581,927)
Net Increase (Decrease) in Shares Outstanding	208,686	1,963,822
Institutional Shares
Shares sold	220,351	862,529
Shares issued for dividends reinvested	22,649	29,054
Shares redeemed	(4,827)	(5,210)
Net Increase (Decrease) in Shares Outstanding	238,173	886,373

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2009			Year Ended July 31,
Investor Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	12.30	11.67	11.69	12.34	12.25	12.69
Investment Operations:
Investment income (loss)—net[a]	(.14)	.79	.21	.26	.25	.26
Net realized and unrealized
gain (loss) on investments	(.47)	.48	.27	(.06)	.40	.71
Total from Investment Operations	(.61)	1.27	.48	.20	.65	.97
Distributions:
Dividends from
investment income—net	(.16)	(.64)	(.50)	(.71)	(.56)	(.55)
Dividends from net realized
gain on investments	(.10)	—	—	(.14)	—	(.86)
Total Distributions	(.26)	(.64)	(.50)	(.85)	(.56)	(1.41)
Net asset value, end of period	11.43	12.30	11.67	11.69	12.34	12.25
Total Return (%)	(5.05)[b]	11.01	4.24	1.51	5.39	7.79
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.89[c]	1.04	2.10	1.88	1.74	1.80
Ratio of net expenses
to average net assets	.55[c]	.55	.53	.55	.55	.55
Ratio of net investment income
(loss) to average net assets	(2.44)[c]	6.39	1.83	2.18	2.00	2.05
Portfolio Turnover Rate	20.46[b]	90.18	18.17	60.82	118.91	951.51
Net Assets, end of period
($ x 1,000)	27,326	26,830	2,538	3,269	3,009	2,857

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
January 31, 2009			Year Ended July 31,
Institutional Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	12.30	11.66	11.68	12.35	12.25	12.69
Investment Operations:
Investment income (loss)—net[a]	(.17)	.84	.24	.29	.28	.27
Net realized and unrealized
gain (loss) on investments	(.42)	.48	.26	(.07)	.41	.73
Total from Investment Operations	(.59)	1.32	.50	.22	.69	1.00
Distributions:
Dividends from
investment income—net	(.18)	(.68)	(.52)	(.75)	(.59)	(.58)
Dividends from net realized
gain on investments	(.10)	—	—	(.14)	—	(.86)
Total Distributions	(.28)	(.68)	(.52)	(.89)	(.59)	(1.44)
Net asset value, end of period	11.43	12.30	11.66	11.68	12.35	12.25
Total Return (%)	(4.93)[b]	11.29	4.47	1.82	5.60	8.06
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.56[c]	.77	1.83	1.63	1.49	1.54
Ratio of net expenses
to average net assets	.30[c]	.30	.28	.30	.30	.30
Ratio of net investment income
(loss) to average net assets	(2.90)[c]	6.68	2.08	2.43	2.26	2.17
Portfolio Turnover Rate	20.46[b]	90.18	18.17	60.82	118.91	951.51
Net Assets, end of period
($ x 1,000)	15,496	13,740	2,693	3,463	3,405	3,296

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Inflation Adjusted Securities Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective seeks returns that exceed the rate of inflation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment advisor.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Investor and Institutional. Investor shares are subject to a shareholder services plan. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, the minimum initial investment and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of January 31, 2009, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 204,924 Investor and 208,978 Institutional shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures and options are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not

16

traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†
Level 1—Quoted Prices	15,732,906	0
Level 2—Other Significant
Observable Inputs	42,319,568	0
Level 3—Significant
Unobservable Inputs	0	0
Total	58,052,474	0

† Other financial instruments include derivative instruments such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument and written options contracts which are shown at value.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended January 31, 2009, The Bank of New York Mellon earned $31,721 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally

18

declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2009, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended July 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2008 was as follows: ordinary income $1,434,452. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million credit facility led by Citibank, N.A. (the “Citibank Facility”) and a $300 million credit facility provided by The Bank of New York Mellon (the “BNYM Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2009, the fund did not borrow under either Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken from August 1, 2008 through December 1, 2009 that if the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest expense, commitment fees on borrowings, shareholder services plan fees and extraordinary expenses, exceed an annual rate of .30% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. The expense reimbursement, pursuant to the undertaking, amounted to $64,351 during the period ended January 31,2009.

(b) Under the Investor shares Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of Investor shares average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2009, Investor shares were charged $33,951 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for provid-

20

ing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2009, the fund was charged $479 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended January 31, 2009, the fund was charged $168 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2009, the fund was charged $3,973 pursuant to the custody agreement.

During the period ended January 31, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $10,601, shareholder services plan fees $5,566, custodian fees $2,497, chief compliance officer fees $1,596 and transfer agency per account fees $400, which are offset against an expense reimbursement currently in effect in the amount of $14,778.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended January 31, 2009, amounted to $13,351,602 and $8,243,001, respectively.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At January 31, 2009, accumulated net unrealized depreciation on investments was $2,074,291, consisting of $294,319 gross unrealized appreciation and $2,368,610 gross unrealized depreciation.

At January 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

22

NOTES

For More Information

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation

Dreyfus Yield Advantage Fund

SEMIANNUAL REPORT January 31, 2009

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Yield Advantage Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for DreyfusYield Advantage Fund, covering the six-month period from August 1, 2008, through January 31, 2009.

The past six months have been some of the most difficult periods in decades for the financial markets. An ongoing credit crunch escalated into a global financial crisis at the start of the reporting period, resulting in the failures of major financial institutions, a worsening recession and lower investment values across a broad range of asset classes. Governments and regulators throughout the world moved aggressively to curtail the damage, implementing unprecedented reductions of short-term interest rates, massive injections of liquidity into the banking system, government bailouts of struggling companies and plans for massive economic stimulus programs. U.S. government securities generally fared well in the ensuing “flight to quality,” but riskier bond market sectors suffered sharp declines.

Although we expect the U.S. and global economies to remain weak until longstanding imbalances have worked their way out of the system, the financial markets currently appear to have priced in investors’ generally low expectations. In previous recessions, however, the markets have tended to anticipate economic improvement before it occurred, leading to major rallies when few expected them.That’s why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects your future goals and attitudes toward risk. As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation

2

February 17, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2008, through January 31, 2009, as provided by Laurie Carroll, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended January 31, 2009, Dreyfus Yield Advantage Fund’s Class B shares produced a total return of –5.19%, and Class D shares returned –4.18%.1 In comparison, the Citigroup 1-Year Treasury Benchmark Index, the fund’s benchmark, produced a total return of 2.22% for the same period.2

A financial crisis and U.S. economic downturn intensified over the reporting period, sparking sharp declines in most sectors of the U.S. bond market, including the fund’s holdings of mortgage- and asset-backed securities.The fund produced lower returns than its benchmark, which is comprised exclusively of U.S. Treasury securities that benefited from a “flight to quality” among investors.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital, with minimal changes in share price.To pursue its goal, the fund invests only in investment-grade fixed-income securities of U.S. and foreign issuers or the unrated equivalent (at the time of investment)3 as determined by Dreyfus. This may include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including CMOs) and foreign bonds.

To help reduce share price fluctuations, the fund seeks to keep the average effective duration of its overall portfolio at one year or less, and the fund may invest in securities with effective final maturities of any length.

The fund may also utilize risk management techniques, including futures contracts, swap agreements and other derivatives, in seeking to reduce share price volatility, increase income and otherwise manage the fund’s exposure to investment risks.The fund will focus primarily on U.S. securities, but may invest up to 10% of its total assets in fixed-income securities of foreign issuers.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Global Financial Crisis Sparked Broad Market Declines

An ongoing credit crunch developed into a full-blown global financial crisis over the summer of 2008, producing difficult liquidity conditions that nearly led to the collapse of the global banking system. Unprecedented interventions by government and monetary authorities, which pumped billions of dollars of liquidity into the system and rescued a number of struggling corporations, helped thaw frozen credit markets to a degree. These efforts included the Troubled Asset Relief Program (“TARP”) from the U.S. Congress and aggressive reductions of short-term interest rates by the Federal Reserve Board, which cut its target for the overnight federal funds rate to the unprecedented low level of 0% to 0.25%.

Meanwhile, slumping housing markets, rising unemployment and sharply lower consumer confidence exacerbated a downturn in the U.S. economy. In November, the National Bureau of Economic Research officially declared that the U.S. economy has been mired in recession since late 2007.

As market conditions deteriorated, many highly leveraged institutional investors were forced to sell their more liquid investments to raise cash for margin calls and redemption requests. Consequently, selling pressure intensified even among fundamentally sound fixed-income securities, leading to broadly lower prices for corporate bonds, asset-backed securities and mortgage-backed securities across the maturity spectrum.The U.S. Treasury securities that comprise the benchmark were a notable exception, gaining value as risk-averse investors flocked to the relatively safe haven provided by government-backed investments.

Non-Treasury Holdings Weighed on Performance

The fund’s holdings of “structured” fixed-income securities, which historically have provided higher yields than U.S. government securities, detracted from its relative performance in this challenging environment. Because we believed at the time that U.S.Treasury securities generally offered unappealing yields, we had established substantial positions in investment-grade mortgage- and asset-backed securities before the financial crisis intensified. However, these investments have ranked

4

among the harder-hit segments of the U.S. bond market. Most asset-backed securities in the one- to three-year maturity range are issued by financial institutions, and their liquidity became severely challenged after the bankruptcy of Lehman Brothers in September.While the fund held no securities issued by Lehman Brothers, holdings issued by other financial institutions lost value as investors fled the asset class.

We reduced the fund’s exposure to mortgage- and asset-backed securities over the course of the reporting period, but the process proved to be a slow one. It made little sense to us to sell the fund’s structured holdings at distressed prices, and we believe that fundamentally sound credits will command higher prices when the crisis abates. When making new purchases, we focused primarily on short-term, high quality money market instruments, U.S. Treasury securities and U.S. government agency securities, which together comprised more than 65% of the fund’s assets by the reporting period’s end.

Focus on Quality and Liquidity

As of the end of January, the financial crisis has persisted, and the economic downturn has worsened.Therefore, we intend to continue to seek opportunities to reduce the fund’s structured holdings and redeploy assets to securities that are either backed by the U.S. government or covered by insurance from the Federal Deposit Insurance Corporation (FDIC).

February 17, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the applicable contingent deferred sales charge imposed on redemptions in the case of Class B shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through November 30, 2009, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: BLOOMBERG L.P. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Citigroup 1-Year Treasury Benchmark Index is an unmanaged index generally representative of the average yield on 1-year U.S.Treasury bills.The index does not take into account charges, fees and other expenses.Total return is calculated on a month-end basis.
3	The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in DreyfusYield Advantage Fund from August 1, 2008 to January 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended January 31, 2009

	Class B	Class D
Expenses paid per $1,000†	$ 8.30	$ 3.80
Ending value (after expenses)	$948.10	$958.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended January 31, 2009

	Class B	Class D
Expenses paid per $1,000†	$ 8.59	$ 3.92
Ending value (after expenses)	$1,016.69	$1,021.32

† Expenses are equal to the fund’s annualized expense ratio of 1.69% for Class B and .77% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
January 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—57.3%	Rate (%)	Date	Amount ($)		Value ($)
Asset—Backed Ctfs.—1.0%
Credit-Based Asset Servicing and
Securitization, Ser. 2007-CB1,
Cl. AF1B	6.00	1/25/37	357,738	[a]	271,797
Asset-Backed Ctfs./
Auto Receivables—1.0%
Harley-Davidson Motorcycle Trust,
Ser. 2004-3, Cl. A2	3.20	5/15/12	168,674		160,647
WFS Financial Owner Trust,
Ser. 2005-2, Cl. A4	4.39	11/19/12	113,208		113,161
					273,808
Asset-Backed Ctfs./
Home Equity Loans—7.5%
Bayview Financial Acquisition
Trust, Ser. 2006-A, Cl. 1A1	5.61	2/28/41	492,243	[a]	471,307
Bayview Financial Acquisition
Trust, Ser. 2007-A, Cl. 1A1	6.13	5/28/37	556,386	[a]	489,619
Centex Home Equity,
Ser. 2005-D, Cl. M4	1.00	10/25/35	1,000,000	[a]	94,683
Centex Home Equity,
Ser. 2003-B, Cl. AF4	3.74	2/25/32	262,803	[a]	153,152
Home Equity Asset Trust,
Ser. 2005-9, Cl. M7	1.59	4/25/36	450,000	[a]	1,682
Household Home Equity Loan Trust,
Ser. 2007-2, Cl. A1F	5.93	7/20/36	188,347	[a]	178,604
Nomura Home Equity Loan,
Ser. 2006-WF1, Cl. M7	1.29	3/25/36	500,000	[a]	11,700
Option One Mortgage Loan Trust,
Ser. 2005-4, Cl. M5	1.02	11/25/35	500,000	[a]	21,008
Renaissance Home Equity Loan
Trust, Ser. 2006-4, Cl. AF1	5.55	1/25/37	179,792	[a]	172,215
Renaissance Home Equity Loan
Trust, Ser. 2006-3, Cl. AF2	5.58	11/25/36	395,816	[a]	368,549
					1,962,519
Asset-Backed Ctfs./
Manufactured Housing—.9%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	279,749		242,149

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Chemicals—2.0%
DuPont EI DeNemours,
Sr. Unscd. Notes	6.88	10/15/09	500,000		519,761
Diversified Financial Services—3.6%
Caterpillar Financial Service,
Sr. Unscd. Notes	4.30	6/1/10	200,000		202,924
Goldman Sachs Group,
Sr. Unscd. Notes, Ser. B	1.46	7/23/09	500,000	[a]	493,755
HSBC Finance,
Sr. Unscd. Notes	4.63	9/15/10	250,000		245,911
					942,590
Electric Utilities—1.1%
Public Service Electricity & Gas,
First Mortgage Bonds	2.97	3/12/10	300,000	[a]	296,573
Food & Beverages—.7%
Kroger,
Gtd. Notes	8.05	2/1/10	170,000		175,969
Residential Mortgage
Pass-Through Ctfs.—10.8%
Adjustable Rate Mortgage Trust,
Ser. 2006-2, Cl. 6A1	0.56	5/25/36	287,974	[a]	165,546
Adjustable Rate Mortgage Trust,
Ser. 2005-3, Cl. 8A2	0.63	7/25/35	296,048	[a]	137,877
Adjustable Rate Mortgage Trust,
Ser. 2005-7, Cl. 7A21	0.64	10/25/35	214,600	[a]	126,852
Adjustable Rate Mortgage Trust,
Ser. 2005-9, Cl. 5A1	0.66	11/25/35	428,528	[a]	209,958
Adjustable Rate Mortgage Trust,
Ser. 2006-1, Cl. 6A2	0.68	3/25/36	460,579	[a]	61,807
Bear Stearns Alt-A Trust,
Ser. 2005-1, Cl. A1	0.67	1/25/35	289,665	[a]	133,961
Countrywide Alternative Loan
Trust, Ser. 2006-6CB, Cl. 1A2	0.79	5/25/36	626,265	[a]	239,095
Countrywide Alternative Loan
Trust, Ser. 2005-65CB, Cl. 1A5	1.14	1/25/36	671,238	[a]	303,401
Countrywide Alternative Loan
Trust, Ser. 2004-7T1, Cl. A1	5.75	6/25/34	243,086		242,916
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2004-16, Cl. 1A1	0.79	9/25/34	421,983	[a]	166,980

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Residential Mortgage
Pass-Through Ctfs. (continued)
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2004-21, Cl. A8	8.00	11/25/34	127,562		127,863
GSR Mortgage Loan Trust,
Ser. 2004-15F, Cl. 2A2	5.00	12/25/34	558,974		417,388
Impac CMB Trust,
Ser. 2005-4, Ser. 1M3	0.87	5/25/35	204,619	[a]	34,343
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	0.74	5/25/36	617,633	[a]	429,681
Opteum Mortgage Acceptance,
Ser. 2005-5, Cl. 2A1A	5.47	12/25/35	11,082	[a]	10,984
					2,808,652
U.S. Government Agencies—18.7%
Federal Home Loan Mortgage Corp.,
Notes	4.13	7/12/10	890,000	[b]	921,478
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	1,880,000	[b]	2,028,362
Federal National Mortgage
Association, Notes	2.00	1/9/12	520,000	[b]	519,513
Federal National Mortgage
Association, Sr. Notes	3.38	5/19/11	1,355,000	[b]	1,406,479
					4,875,832
U.S. Government Securities—10.0%
U.S. Treasury Notes
4.50%, 2/28/11			810,000	[c]	870,245
4.63%, 8/31/11			1,610,000		1,750,877
					2,621,122
Total Bonds and Notes
(cost $20,288,032)					14,990,772

Short-Term Investments—17.9%
Commerical Paper—3.1%
Barclays US Funding
3.09%, 2/13/09			800,000		799,176
U.S. Government Agencies—3.0%
Federal Natonal Mortgage
Association, Discount Notes, 0.90%, 12/1/09			800,000	[b]	793,940

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Short-Term Investments (continued)	Amount ($)	Value ($)
U.S. Treasury Bills—11.8%
0.09%, 4/23/09	100,000	99,960
0.45%, 11/19/09	3,000,000	2,990,163
		3,090,123
Total Short-Term Investments
(cost $4,682,061)		4,683,239

Other Investment—24.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,430,000)	6,430,000 [d]	6,430,000

Total Investments (cost $31,400,093)	99.8%	26,104,011
Liabilities, Less Cash and Receivables	.2%	50,588
Net Assets	100.0%	26,154,599

a Variable rate security—interest rate subject to periodic change.
b On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
c All or a portion of this security is on loan. At January 31, 2009, the total market value of the fund’s security on loan is $788,592 and the total market value of the collateral held by the fund in U.S. Government and Agency securities is $818,372.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Short-Term/Money Market		Asset/Mortgage-Backed	21.2
Investments	42.5	Corporate Bonds	7.4
U.S. Government & Agencies	28.7		99.8

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES January 31, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	24,970,093	19,674,011
Affiliated issuers	6,430,000	6,430,000
Cash		2,387
Dividends and interest receivable		143,650
Prepaid expenses		20,611
		26,270,659
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		12,794
Payable for shares of Common Stock redeemed		65,422
Accrued expenses		37,844
		116,060
Net Assets ($)		26,154,599
Composition of Net Assets ($):
Paid-in capital		48,620,527
Accumulated undistributed investment income—net		33,170
Accumulated net realized gain (loss) on investments		(17,203,016)
Accumulated net unrealized appreciation
(depreciation) on investments		(5,296,082)
Net Assets ($)		26,154,599

Net Asset Value Per Share
	Class B	Class D
Net Assets ($)	425,619	25,728,980
Shares Outstanding	270,839	16,404,524
Net Asset Value Per Share (S)	1.57	1.57

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2009 (Unaudited)

Investment Income ($):
Income:
Interest	451,221
Dividends;
Affiliated issuers	45,416
Income from securities lending	5,194
Total Income	501,831
Expenses:
Management fee—Note 3(a)	75,030
Shareholder servicing costs—Note 3(c)	55,732
Auditing fees	17,037
Registration fees	14,168
Prospectus and shareholders’ reports	11,378
Custodian fees—Note 3(c)	2,690
Distribution fees—Note 3(b)	1,608
Legal fees	294
Loan commitment fees—Note 2	28
Miscellaneous	15,432
Total Expenses	193,397
Less—reduction in management fee due to undertaking—Note 3(a)	(75,030)
Less—reduction in fees due to earnings credits—Note 1(b)	(1,198)
Net Expenses	117,169
Investment Income—Net	384,662
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(279,909)
Net realized gain (loss) on financial futures	129,960
Net Realized Gain (Loss)	(149,949)
Net unrealized appreciation (depreciation) on investments	(1,498,515)
Net Realized and Unrealized Gain (Loss) on Investments	(1,648,464)
Net (Decrease) in Net Assets Resulting from Operations	(1,263,802)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2009	Year Ended
	(Unaudited)	July 31, 2008
Operations ($):
Investment income—net	384,662	1,780,584
Net realized gain (loss) on investments	(149,949)	(2,954,437)
Net unrealized appreciation
(depreciation) on investments	(1,498,515)	(2,811,192)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,263,802)	(3,985,045)
Dividends to Shareholders from ($):
Investment income—net:
Class B Shares	(3,613)	(35,268)
Class D Shares	(390,462)	(1,768,692)
Total Dividends	(394,075)	(1,803,960)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class B Shares	65,381	122,492
Class D Shares	579,038	2,605,639
Dividends reinvested:
Class B Shares	3,351	30,728
Class D Shares	360,206	1,616,099
Cost of shares redeemed:
Class B Shares	(135,402)	(1,125,381)
Class D Shares	(6,250,480)	(21,490,860)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(5,377,906)	(18,241,283)
Total Increase (Decrease) in Net Assets	(7,035,783)	(24,030,288)
Net Assets ($):
Beginning of Period	33,190,382	57,220,670
End of Period	26,154,599	33,190,382
Undistributed investment income—net	33,170	42,583

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	January 31, 2009	Year Ended
	(Unaudited)	July 31, 2008
Capital Share Transactions:
Class Ba
Shares sold	40,021	67,741
Shares issued for dividends reinvested	2,050	17,035
Shares redeemed	(81,497)	(631,618)
Net Increase (Decrease) in Shares Outstanding	(39,426)	(546,842)
Class Da
Shares sold	354,092	1,466,395
Shares issued for dividends reinvested	221,206	903,689
Shares redeemed	(3,839,488)	(11,997,915)
Net Increase (Decrease) in Shares Outstanding	(3,264,190)	(9,627,831)

a During the period ended January 31, 2009, 71,608 Class B shares representing $119,085 were automatically converted to 71,975 Class D shares and during the period ended July 31, 2008, 305,899 Class B shares representing $554,176 were automatically converted to 306,615 Class D shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2009			Year Ended July 31,
Class B Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	1.67	1.90	1.94	1.95	1.96	1.98
Investment Operations:
Investment income—net[a]	.01	.06	.07	.06	.03	.02
Net realized and unrealized
gain (loss) on investments	(.10)	(.23)	(.03)	.00[b]	.00[b]	(.02)
Total from Investment Operations	(.09)	(.17)	.04	.06	.03	—
Distributions:
Dividends from investment
income—net	(.01)	(.06)	(.08)	(.07)	(.04)	(.02)
Net asset value, end of period	1.57	1.67	1.90	1.94	1.95	1.96
Total Return (%)[c]	(5.19)[d]	(9.15)	1.93	2.89	1.37	.23
Ratios/Supplemental Data (%):
Ratio of total expenses to
average net assets	2.20[e]	1.89	1.74	1.73	1.66	1.64
Ratio of net expenses to
average net assets	1.69[e]	1.55	1.55	1.55	1.54	1.55
Ratio of net investment income
to average net assets	1.61[e]	3.42	3.84	2.93	1.42	.77
Portfolio Turnover Rate	52.30[d]	79.63	14.71	48.35	211.75	309.23
Net Assets, end of period
($ x 1,000)	426	517	1,630	3,002	4,225	6,343

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
January 31, 2009			Year Ended July 31,
Class D Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	1.66	1.90	1.93	1.94	1.95	1.98
Investment Operations:
Investment income—net[a]	.02	.07	.09	.07	.04	.03
Net realized and unrealized
gain (loss) on investments	(.09)	(.24)	(.03)	.00[b]	.00[b]	(.02)
Total from Investment Operations	(.07)	(.17)	.06	.07	.04	.01
Distributions:
Dividends from investment
income—net	(.02)	(.07)	(.09)	(.08)	(.05)	(.04)
Net asset value, end of period	1.57	1.66	1.90	1.93	1.94	1.95
Total Return (%)	(4.18)[c]	(9.01)	3.23	3.66	2.13	.48
Ratios/Supplemental Data (%):
Ratio of total expenses to
average net assets	1.28[d]	1.12	.97	.97	.90	.88
Ratio of net expenses to
average net assets	.77[d]	.80	.80	.80	.80	.80
Ratio of net investment income
to average net assets	2.58[d]	4.10	4.58	3.70	2.19	1.60
Portfolio Turnover Rate	52.30[c]	79.63	14.71	48.35	211.75	309.23
Net Assets, end of period
($ x 1,000)	25,729	32,674	55,591	86,319	121,006	177,228

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Yield Advantage Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital with minimal changes in share price. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Directors held on October 16, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the fund from “Dreyfus Premier Yield Advantage Fund” to “Dreyfus Yield Advantage Fund.”

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 550 million shares of $.001 par value Common Stock. The fund currently offers two classes of shares: Class B (50 million shares authorized) and Class D (500 million shares authorized). Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class D shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class D shares are sold at net asset value per share only to institutional investors. Class D shares purchased at net asset value (an investment of $250,000 or more) will have a CDSC imposed on redemptions made within eighteen months of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures and options are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental

18

analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended January 31, 2009, The Bank of New York Mellon earned $2,226 from lending fund portfolio securities, pursuant to the securities lending agreement.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†
Level 1—Quoted Prices	6,430,000	0
Level 2—Other Significant
Observable Inputs	19,674,011	0
Level 3—Significant
Unobservable Inputs	0	0
Total	26,104,011	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument and written options contracts which are shown at value.

20

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended July 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $14,580,296 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to July 31, 2008. If not applied, $3,308,447 of the carryover expires in fiscal 2011, $1,633,108 expires

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in fiscal 2012, $7,636,137 expires in fiscal 2013, $175,781 expires in fiscal 2014, $730,560 expires in fiscal 2015 and $1,096,263 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2008 was as follows: ordinary income $1,803,960. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $300 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. The terms of the line of credit agreement limits the amount of individual fund borrowings. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. Effective October 15, 2008, in connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the unsecured line of credit. During the period ended January 31, 2009, the fund did not borrow under the line of credit.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed, until November 30, 2009, to waive receipt of the fund’s management fee in the amount of .50% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $75,030 during the period ended January 31, 2009.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the aver-

22

age daily net assets of Class B shares. During the period ended January 31, 2009, Class B shares were charged $1,608 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class B and Class D shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class D shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2009, Class B and Class D shares were charged $536 and $36,979, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2009, the fund was charged $9,871 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended January 31, 2009, the fund was charged $854 pursuant to the cash management agreement.These fees were partially offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2009, the fund was charged $2,690 pursuant to the custody agreement.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended January 31, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $10,957, Rule 12b-1 distribution plan fees $267, shareholder services plan fees $5,638, custodian fees $2,242, chief compliance officer fees $1,596 and transfer agency per account fees $3,353, which are offset against an expense reimbursement currently in effect in the amount of $11,259.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and financial futures, during the period ended January 31, 2009, amounted to $9,838,215 and $18,565,136, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly variation margin payments are received or made to reflect daily unrealized gains and losses. When the contracts are closed, the fund recognizes a realized gain or loss. At January 31, 2009, there were no open financial futures contracts outstanding.

24

At January 31, 2009, accumulated net unrealized depreciation on investments was $5,296,082, consisting of $80,803 gross unrealized appreciation and $5,376,885 gross unrealized depreciation.

At January 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 25

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
21	Statement of Financial Futures
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
26	Financial Highlights
29	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Short Term Income Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus Short Term Income Fund, covering the six-month period from August 1, 2008, through January 31, 2009.

The past six months have been some of the most difficult periods in decades for the financial markets. An ongoing credit crunch escalated into a global financial crisis at the start of the reporting period, resulting in the failures of major financial institutions, a worsening recession and lower investment values across a broad range of asset classes. Governments and regulators throughout the world moved aggressively to curtail the damage, implementing unprecedented reductions of short-term interest rates, massive injections of liquidity into the banking system, government bailouts of struggling companies and plans for massive economic stimulus programs. U.S. government securities generally fared well in the ensuing “flight to quality,” but riskier bond market sectors suffered sharp declines.

Although we expect the U.S. and global economies to remain weak until longstanding imbalances have worked their way out of the system, the financial markets currently appear to have priced in investors’ generally low expectations. In previous recessions, however, the markets have tended to anticipate economic improvement before it occurred, leading to major rallies when few expected them.That’s why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects your future goals and attitudes toward risk. As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation February 17, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2008, through January 31, 2009, as provided by Peter Vaream and David Bowser, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended January 31, 2009, Dreyfus Short Term Income Fund’s Class B shares produced a total return of –3.64, Class D shares produced a total return of –3.25% and Class P shares produced a total return of –3.25%.1 In comparison, the fund’s benchmark, the Merrill Lynch 1-5 Year Corporate/Government Index (the “Index”), achieved a total return of 2.65% for the same period.2

With the notable exception of U.S.Treasury securities, most sectors of the U.S. bond market suffered over the reporting period as a financial crisis intensified and the U.S. economy weakened.The fund produced lower returns relative to the benchmark index, due to its underweighted position in U.S. Treasury securities and relatively heavy exposure to higher-yielding market sectors that fared poorly in the downturn.

The Fund’s Investment Approach

The fund seeks to maximize total returns consisting of capital appreciation and current income.To pursue this goal, the fund invests at least 80% of its assets in fixed-income securities of U.S. or foreign issuers rated investment grade or the unrated equivalent as determined by Dreyfus. This may include U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including CMOs) and foreign bonds. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities rated below investment grade (“high yield” or “junk” bonds).Typically, the fund’s portfolio can be expected to have an average effective maturity and an average effective duration of three years or less.

Global Financial Crisis Sparked Broad Market Declines

A credit crunch that began in the sub-prime mortgage market in 2007 developed into a full-blown global financial crisis over the summer of

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

2008, leading to the failures of several major financial institutions and sending repercussions throughout the world’s credit markets.As the crisis came close to spinning out of control in September, difficult liquidity conditions in various markets, including the interbank lending market, nearly led to the collapse of the global banking system. Unprecedented interventions by government and monetary authorities, which pumped billions of dollars of liquidity into the system and rescued a number of struggling corporations, helped thaw frozen credit markets.These efforts included the Troubled Asset Relief Program (“TARP”) from the U.S. Congress and aggressive reductions of short-term interest rates by the Federal Reserve Board (the “Fed”), which cut its target for the overnight federal funds rate to the unprecedented low level of 0% to 0.25%.

Meanwhile, slumping housing markets, rising unemployment and sharply lower consumer confidence exacerbated a downturn in the U.S. economy. Commodity prices that had soared over the first half of 2008 plummeted during the reporting period as demand softened for energy and construction materials worldwide. In November, the National Bureau of Economic Research officially declared that the U.S. economy has been mired in recession since late 2007.

As market conditions deteriorated, many highly leveraged institutional investors were forced to de-lever their portfolios, selling their more liquid investments to raise cash for margin calls and redemption requests. Consequently, selling pressure intensified even among fundamentally sound fixed-income securities, leading to broadly lower prices for corporate bonds, asset-backed securities and mortgage-backed securities. Lower-rated bonds were particularly hard-hit. U.S. Treasury securities were a notable exception, gaining considerable value as risk-averse investors flocked to the relatively safe haven provided by U.S. government-backed investments.

Sector Allocation Strategies Weighed on Performance

The fund’s longstanding preference for higher-yielding bond market sectors detracted from its relative performance in this challenging environment. Relatively light exposure to U.S. Treasury securities, which we believe offered unappealing yields, as well as overweighted

4

positions in investment-grade corporate bonds and out-of-Index positions in commercial mortgage-backed securities and asset-backed securities weighed on the fund’s total return despite competitive income streams and sound credit fundamentals underlying the vast majority of its holdings.

On the other hand, the fund’s U.S. government agency securities benefited during the flight to quality. Small positions in Treasury Inflation Protected Securities (“TIPS”) and high yield bonds also made modestly positive contributions to the fund’s performance. Our emphasis on lower-coupon mortgage-backed securities fared particularly well when the Fed implemented a buying program among such securities in its efforts to address the financial crisis.

Anticipating a Return to Fundamentals

As of the end of January, the financial crisis has persisted, and the economic downturn has worsened. However, investors’ low expectations appear to have already been priced into bond prices, and unexpected good news could spark a rally among attractively valued, high-quality bonds.Therefore, we have maintained the fund’s overweighted exposure to higher yielding market sectors that we believe have been punished too severely during the downturn and may be poised to participate strongly in any eventual rebound. Of course, there is no guarantee when that might be.

February 17, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the applicable contingent deferred sales charges imposed on redemptions in the case of Class B shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Merrill Lynch 1-5 Year Corporate/Government Index is a market value- weighted index that tracks the performance of publicly placed, non-convertible, fixed-rate, coupon-bearing, investment-grade U. S. domestic debt. Maturities of the securities range from one to five years.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short Term Income Fund from August 1, 2008 to January 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended January 31, 2009

	Class B	Class D	Class P
Expenses paid per $1,000†	$ 8.51	$ 4.76	$ 4.86
Ending value (after expenses)	$963.60	$967.50	$967.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended January 31, 2009

	Class B	Class D	Class P
Expenses paid per $1,000†	$ 8.74	$ 4.89	$ 4.99
Ending value (after expenses)	$1,016.53	$1,020.37	$1,020.27

† Expenses are equal to the fund’s annualized expense ratio of 1.72% for Class B, .96% for Class D and .98% for
Class P, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS January 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—98.7%	Rate (%)	Date	Amount ($)		Value ($)
Agriculture—.8%
Altria Group,
Gtd. Notes	8.50	11/10/13	650,000		714,856
Philip Morris International,
Sr. Unscd. Notes	4.88	5/16/13	775,000		797,255
					1,512,111
Asset-Backed Ctfs./
Auto Receivables—5.3%
Americredit Automobile Receivables
Trust, Ser. 2008-AF, Cl. A2A	4.47	1/12/12	300,000		286,159
Americredit Prime Automobile
Receivables Trust,
Ser. 2007-1, Cl. E	6.96	3/8/16	389,146	[a]	223,759
Capital Auto Receivables Asset
Trust, Ser. 2006-2, Cl. B	5.07	12/15/11	485,000		409,700
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	1,245,000		1,148,231
Ford Credit Auto Owner Trust,
Ser. 2005-C, Cl. C	4.72	2/15/11	355,000		339,406
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. B	5.30	6/15/12	1,875,000		1,573,155
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	300,000	[a]	171,335
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	1,420,000		1,298,583
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	935,000		443,349
WFS Financial Owner Trust,
Ser. 2005-1, Cl. A4	3.87	8/17/12	1,387,613		1,372,063
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	2,500,000		2,477,247
					9,742,987
Asset-Backed Ctfs./
Home Equity Loans—2.7%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	1,166,472	[b]	903,481
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	1,848,029	[b]	1,332,891
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	2,017,089	[b]	1,348,680

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Home Equity Loans (continued)
JP Morgan Mortgage Acquisition,
Ser. 2007-HE1, Cl. AF1	0.49	3/25/47	883,883	[b]	667,985
Residential Asset Mortgage
Products, Ser. 2003-RS9,
Cl. MI1	5.80	10/25/33	560,935	[b]	337,507
Residential Funding Mortgage
Securities II, Ser. 2005-HI3,
Cl. A2	5.09	9/25/35	202,929		194,094
Residential Funding Mortgage
Securities II, Ser. 2006-HI1,
Cl. M4	6.26	2/25/36	613,000	[b]	128,964
					4,913,602
Asset-Backed Ctfs./
Manufactured Housing—.2%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	335,698		290,579
Banks—5.3%
Bank of America,
Sr. Unscd. Notes	4.90	5/1/13	450,000		430,046
Bank of America,
Jr. Sub. Bonds	8.00	12/29/49	750,000	[b]	397,740
Barclays Bank,
Sub. Bonds	7.70	4/29/49	290,000	[a,b]	157,888
Charter One Bank,
Sr. Unscd. Notes	5.50	4/26/11	1,435,000		1,374,316
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	590,000		486,750
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	1,400,000		1,281,847
Colonial Bank,
Sub. Notes	6.38	12/1/15	1,000,000		40,000
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	705,000		654,337
Morgan Stanley,
Sr. Unscd. Notes	6.00	4/28/15	300,000		272,227
Northern Trust,
Sr. Unscd. Notes	5.30	8/29/11	575,000		581,641
Royal Bank of Scotland Group,
Jr. Sub. Bonds	6.99	10/29/49	425,000	[a,b]	119,088

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Banks (continued)
Shinsei Finance II,
Unscd. Bonds	7.16	7/29/49	810,000	[a,b]	107,579
Sovereign Bancorp,
Sr. Unscd. Notes	4.80	9/1/10	1,075,000	[b]	1,041,961
SunTrust Preferred Capital I,
Bank Gtd. Notes	5.85	12/31/49	625,000	[b]	325,181
Wells Fargo Bank,
Sub. Notes, Ser. AI	7.55	6/21/10	705,000		725,174
Wells Fargo Capital XIII,
Gtd. Secs	7.70	12/29/49	1,470,000	[b]	1,054,821
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	580,000		567,799
					9,618,395
Building & Construction—.2%
Masco,
Sr. Unscd. Notes	2.40	3/12/10	390,000	[b]	347,191
Chemicals—1.2%
E.I. Du Pont de Nemours,
Sr. Unscd. Notes	5.88	1/15/14	1,100,000		1,177,087
Lubrizol,
Gtd. Notes	4.63	10/1/09	1,085,000		1,084,443
					2,261,530
Commercial & Professional
Services—.3%
Ceridian,
Sr. Unscd. Notes	11.25	11/15/15	240,000	[b]	130,800
ERAC USA Finance,
Bonds	5.60	5/1/15	720,000	[a]	476,336
					607,136
Commercial Mortgage
Pass-Through Ctfs.—8.8%
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A1	5.00	9/10/47	995,468		987,481
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	0.66	4/25/36	116,813	[a,b]	92,282
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	0.75	4/25/34	274,682	[a,b]	200,443
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	1.59	4/25/34	379,119	[a,b]	203,380

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B2	2.09	4/25/36	143,669	[a,b]	68,832
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B2	2.79	1/25/36	441,314	[a,b]	154,460
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	3.39	11/25/35	157,268	[a,b]	78,524
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.69	9/11/38	375,000	[b]	301,183
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C1,
Cl. A2	5.51	2/15/39	1,200,000	[b]	1,090,872
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	1,300,000	[a]	1,137,500
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	460,000	[a]	388,700
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	1,035,000	[a]	843,525
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	565,000	[a]	395,500
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. A2	5.02	8/15/38	1,250,000		1,184,176
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	660,000	[a]	594,000
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	385,000	[a]	344,575
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. B	0.68	3/6/20	1,630,000	[a,b]	1,060,645
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. F	0.91	3/6/20	730,000	[a,b]	446,370
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	1.48	3/6/20	350,000	[a,b]	213,623
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A1	5.04	12/15/44	1,619,540		1,616,023

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2001-CIBC, Cl. D	6.75	3/15/33	955,000		816,162
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.22	11/12/37	350,000	[b]	327,942
Morgan Stanley Capital I,
Ser. 2005-HQ5, Cl. A2	4.81	1/14/42	740,395		733,422
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	1,373,674		1,359,698
SBA CMBS Trust,
Ser. 2006-1A, Cl. A	5.31	11/15/36	1,695,000	[a]	1,435,614
Sovereign Commercial Mortgage
Securities Trust,
Ser. 2007-C1, Cl. D	5.78	7/22/30	415,000	[a,b]	20,959
					16,095,891
Diversified Financial Services—5.2%
American Express Credit,
Sr. Unscd. Notes	1.80	5/27/10	530,000	[b]	495,842
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	212,000	[b]	114,565
Amvescap,
Gtd. Notes	5.38	2/27/13	380,000		294,238
Capmark Financial Group,
Gtd. Notes	5.88	5/10/12	850,000		322,896
Caterpillar Financial Services,
Sr. Unscd. Notes	5.13	10/12/11	765,000		794,230
Countrywide Home Loans,
Gtd. Notes	4.13	9/15/09	280,000		278,275
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	5/29/49	660,000	[b]	241,051
Credit Suisse USA,
Gtd. Notes	5.50	8/16/11	1,255,000		1,257,748
Fresenius US Finance II,
Sr. Unscd. Notes	9.00	7/15/15	50,000	[a,c]	50,500
General Electric Capital,
Sr. Unscd. Notes	4.80	5/1/13	1,155,000	[c]	1,127,462
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.45	1/15/13	900,000		898,224

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Diversified Financial
Services (continued)
Goldman Sachs Capital II,
Gtd. Bonds	5.79	12/29/49	480,000	[b]	172,474
HSBC Finance Capital Trust IX,
Gtd. Notes	5.91	11/30/35	1,870,000	[b]	724,848
Janus Capital Group,
Sr. Unscd. Notes	6.25	6/15/12	540,000		411,204
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	1,100,000		1,033,580
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	750,000		633,750
MUFG Capital Finance 1,
Bank Gtd. Bonds	6.35	7/29/49	430,000	[b]	303,883
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	425,000		413,701
					9,568,471
Electric Utilities—6.1%
AES,
Sr. Unscd. Notes	7.75	10/15/15	470,000		442,975
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	315,000		313,632
Columbus Southern Power,
Sr. Unscd. Notes	6.05	5/1/18	150,000		142,168
CommonWealth Edison,
First Mortgage Bonds, Ser. 102	4.74	8/15/10	330,000		326,935
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	800,000		836,320
Edison Mission Energy,
Sr. Unscd. Notes	7.50	6/15/13	35,000		33,775
Enel Finance International,
Gtd. Notes	5.70	1/15/13	250,000	[a]	245,356
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	1,090,000		1,087,703
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	1,620,000		1,708,966
Ipalco Enterprises,
Sr. Scd. Notes	7.25	4/1/16	165,000	[a]	153,450
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	724,000		649,271

12

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Electric Utilities (continued)
NiSource Finance,
Gtd. Notes		2.72	11/23/09	641,000	[b]	605,688
Nisource Finance,
Gtd. Notes		6.15	3/1/13	545,000		447,781
Pacific Gas & Electric,
Sr. Unscd. Bonds		3.60	3/1/09	1,360,000		1,358,522
PacifiCorp,
First Mortgage Bonds		6.90	11/15/11	2,265,000		2,443,539
Southern,
Sr. Unscd. Notes, Ser. A		5.30	1/15/12	362,000		378,158
						11,174,239
Environmental Control—.6%
Allied Waste North America,
Sr. Scd. Notes		7.25	3/15/15	180,000		174,812
Veolia Environnement,
Sr. Unscd. Notes		5.25	6/3/13	920,000		859,505
						1,034,317
Food & Beverages—1.3%
Anheuser-Busch InBev Worldwide,
Gtd. Notes		7.20	1/15/14	865,000	[a]	879,810
Delhaize Group,
Sr. Unscd. Notes		6.50	6/15/17	185,000		181,888
Diageo Capital,
Gtd. Notes		7.38	1/15/14	975,000		1,070,370
Kraft Foods,
Sr. Unscd. Notes		6.00	2/11/13	145,000		152,996
SUPERVALU,
Sr. Unscd. Bonds		7.50	5/15/12	175,000		169,750
						2,454,814
Foreign/Governmental—.5%
Federal Republic of Brazil,
Notes		7.88	3/7/15	410,000		453,050
Federal Republic of Brazil,
Unsub. Bonds	BRL	12.50	1/5/16	500,000	[c,d]	226,293
United Mexican States,
Unscd. Notes, Ser. A		5.88	1/15/14	225,000		230,288
						909,631

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care—2.7%
American Home Products,
Sr. Unscd. Notes	6.95	3/15/11	1,150,000	[b]	1,228,471
Community Health Systems,
Gtd. Notes	8.88	7/15/15	310,000		299,925
Coventry Health Care,
Sr. Unscd. Notes	5.88	1/15/12	760,000		604,720
Coventry Health Care,
Sr. Unscd. Notes	5.95	3/15/17	410,000		254,315
HCA,
Sr. Unscd. Notes	6.30	10/1/12	1,285,000		1,066,550
UnitedHealth Group,
Sr. Unscd. Notes	5.50	11/15/12	910,000		912,088
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	580,000		552,710
					4,918,779
Machinery—.1%
Atlas Copco,
Sr. Unscd. Bonds	5.60	5/22/17	285,000	[a]	256,529
Case New Holland,
Gtd. Notes	7.13	3/1/14	19,000		13,870
					270,399
Media—2.7%
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	60,000	[b]	58,200
Comcast,
Gtd. Notes	5.50	3/15/11	1,240,000		1,242,439
Cox Communications,
Notes	6.25	6/1/18	295,000	[a]	269,340
CSC Holdings,
Sr. Notes	8.50	4/15/14	100,000	[a]	98,750
Echostar DBS,
Gtd. Notes	7.75	5/31/15	120,000		112,800
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	310,000		276,833
Reed Elsevier Capital,
Gtd. Notes	7.75	1/15/14	900,000		891,437

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Media (continued)
Time Warner Cable,
Gtd. Notes	6.20	7/1/13	1,305,000		1,285,849
Time Warner,
Gtd. Notes	6.75	4/15/11	695,000		700,827
					4,936,475
Mining—.4%
Alcoa,
Sr. Unscd. Notes	6.00	7/15/13	350,000		299,734
Rio Tinto Finance,
Gtd. Notes	5.88	7/15/13	540,000		475,498
					775,232
Oil & Gas—.7%
Amerada Hess,
Sr. Unscd. Notes	6.65	8/15/11	985,000		997,300
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	150,000		136,500
Chesapeake Energy,
Sr. Notes	9.50	2/15/15	150,000		147,750
					1,281,550
Packaging & Containers—.5%
Ball,
Gtd. Notes	6.88	12/15/12	205,000		206,025
Crown Americas,
Gtd. Notes	7.63	11/15/13	690,000		693,450
					899,475
Pipelines—1.1%
Enterprise Products Operating,
Gtd. Notes, Ser. B	4.63	10/15/09	2,045,000		2,026,407
Property & Casualty Insurance—1.8%
Jackson National Life Global
Funding, Sr. Scd. Notes	5.38	5/8/13	590,000	[a]	547,266
Metropolitan Life Global Funding
I, Sr. Scd. Notes	5.13	4/10/13	1,000,000	[a]	957,977
Nippon Life Insurance,
Notes	4.88	8/9/10	1,050,000	[a]	978,294

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Property & Casualty
Insurance (continued)
Pacific Life Global Funding,
Notes	5.15	4/15/13	295,000	[a]	275,116
Prudential Financial,
Sr. Unscd. Notes	5.10	12/14/11	485,000		467,838
					3,226,491
Real Estate Investment
Trusts—3.3%
Arden Realty,
Sr. Unscd. Notes	5.25	3/1/15	475,000		417,294
Duke Realty,
Sr. Unscd. Notes	5.88	8/15/12	600,000	[c]	438,471
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	345,000	[c]	232,271
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	305,000		244,687
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	1,165,000		875,974
HRPT Properties Trust,
Sr. Unscd. Notes	2.52	3/16/11	462,000	[b]	321,166
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	310,000		215,686
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	550,000		487,117
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	300,000		232,457
Regency Centers,
Gtd. Notes	5.88	6/15/17	370,000		253,697
Simon Property Group,
Sr. Unscd. Notes	5.00	3/1/12	2,275,000		1,833,095
WEA Finance,
Sr. Notes	7.13	4/15/18	660,000	[a]	528,521
					6,080,436
Residential Mortgage
Pass-Through Ctfs.—1.0%
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	103,312	[b]	99,794
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	5.36	12/25/34	510,764	[b]	357,630

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Residential Mortgage
Pass-Through Ctfs. (continued)
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	0.74	5/25/36	448,814	[b]	312,235
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	1,514,877	[b]	1,117,652
					1,887,311
Retail—.0%
Staples,
Sr. Unscd. Notes	9.75	1/15/14	70,000		74,524
State/Territory Gen Oblg—1.7%
Clark County School District,
Limited Tax GO (Insured; FSA)	5.50	12/15/11	65,000	[e]	72,884
Clark County School District,
Limited Tax GO (Insured; FSA)	5.50	12/15/11	90,000	[e]	100,916
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.25	2/15/10	60,000	[e]	62,945
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	815,000		589,864
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	805,000		483,443
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	2,322,000		1,723,922
Williamson County,
Combination Tax and Revenue
Certificates of Obligation
(Insured; FSA)	6.00	8/15/10	45,000	[e]	48,538
Wisconsin,
GO (Insured; MBIA. Inc.)	5.00	5/1/13	110,000	[e]	125,860
					3,208,372
Telecommunications—2.5%
AT & T,
Gtd. Notes	7.30	11/15/11	770,000	[b]	832,401
AT&T,
Sr. Unscd. Notes	4.85	2/15/14	560,000		563,170

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Telecommunications (continued)
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	800,000	720,161
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	675,000	696,863
Verizon Communications,
Sr. Unscd. Notes	8.95	3/1/39	290,000	358,272
Verizon Wireless Capital,
Notes	5.55	2/1/14	900,000 [a]	894,213
Vodafone Group,
Sr. Unscd. Notes	5.00	9/15/15	450,000	426,429
				4,491,509
Textiles & Apparel—.4%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	805,000	741,498
Transportation—.7%
Norfolk Southern,
Sr. Unscd. Notes	8.63	5/15/10	1,250,000	1,296,561
U.S. Government Agencies—8.0%
Federal Home Loan Mortgage Corp.,
Notes	4.50	7/15/13	4,940,000 [f]	5,372,112
Federal National Mortgage
Association, Notes	3.25	4/9/13	8,976,000 [f]	9,317,788
				14,689,900
U.S. Government Agencies/
Mortgage-Backed—9.5%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			248,659 [f]	247,362
4.00%, 3/1/10—4/1/10			6,575,655 [f]	6,618,337
6.50%, 6/1/32			4,032 [f]	4,233
Stripped Security, Interest Only Class,
Ser. 1987, Cl. PI, 7.00%, 9/15/12			54,912 [f,g]	4,280
Federal National Mortgage Association:
5.00%			155,000 [f,h]	157,591
4.00%, 2/1/10—5/1/10			1,801,270 [f]	1,820,119
4.50%, 11/1/14			988,760 [f]	1,007,685
Gtd. Pass-Through Ctfs., Ser. 2003-49,
Cl. JE, 3.00%, 4/25/33			533,551 [f]	510,481

18

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Government National Mortgage Association I:
Ser. 2005-90, Cl. A, 3.76%, 9/16/28	1,687,993	1,698,154
Ser. 2005-34, Cl. A, 3.96%, 9/16/21	710,115	711,896
Ser. 2005-29, Cl. A, 4.02%, 7/16/27	1,152,165	1,162,693
Ser. 2006-3, Cl. A, 4.21%, 1/16/28	1,567,060	1,585,545
Ser. 2006-5, Cl. A 4.24%, 7/16/29	150,963	152,903
Ser. 2005-59, Cl. A, 4.39%, 5/16/23	665,151	672,555
Ser. 2005-87, Cl. A, 4.45%, 3/16/25	942,231	955,709
Government National Mortgage Association II:
7.00%, 12/20/30—4/20/31	21,107	22,529
7.50%, 11/20/29—12/20/30	22,410	23,795
		17,355,867
U.S. Government Securities—23.1%
U.S. Treasury Inflation Protected Securities Notes:
1.63%, 1/15/15	1,987,044 [c,i]	1,926,813
2.00%, 1/15/14	1,839,442 [i]	1,830,820
2.00%, 1/15/16	3,823,292 [c,i]	3,800,593
U.S. Treasury Notes:
3.38%, 7/31/13	2,235,000 [c]	2,403,150
3.50%, 5/31/13	11,734,000 [c]	12,672,732
4.75%, 8/15/17	145,000	166,297
4.88%, 4/30/11	17,963,000 [c]	19,540,385
		42,340,790
Total Bonds and Notes
(cost $198,236,720)		181,032,470

Short-Term Investments—.2%
U.S. Treasury Bills;
0.01%, 2/5/09
(cost $260,000)	260,000 [j]	259,999

Other Investment—.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $979,000)	979,000 [k]	979,000

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—23.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $43,514,871)	43,514,871 [k]	43,514,871

Total Investments (cost $242,990,591)	123.1%	225,786,340
Liabilities, Less Cash and Receivables	(23.1%)	(42,374,533)
Net Assets	100.0%	183,411,807

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to $15,070,039 or 8.2% of net assets.
b	Variable rate security—interest rate subject to periodic change.
c	All or a portion of these securities are on loan. At January 31, 2009, the total market value of the fund’s securities on loan is $41,904,907 and the total market value of the collateral held by the fund is $43,514,871.
d	Principal amount stated in U.S. Dollars unless otherwise noted. BRL—Brazilian Real
e	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
f	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
g	Notional face amount shown.
h	Purchased on a forward commitment basis.
i	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
j	All or partially held by a broker as collateral for open financial futures positions.
k	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government & Agencies	40.6	Asset/Mortgage-Backed	18.0
Corporate Bonds	37.9	State/Government General Obligations	1.7
Short-Term/		Foreign/Governmental	.5
Money Market Investments	24.4		123.1

† Based on net assets.
See notes to financial statements.

20

STATEMENT OF FINANCIAL FUTURES

January 31, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2009 ($)
Financial Futures Long
U.S. Treasury 2 Year Notes	80	17,410,000	March 2009	120,000
Financial Futures Short
U.S. Treasury 5 Year Notes	25	(2,954,297)	March 2009	41,992
U.S. Treasury 10 Year Notes	32	(3,925,500)	March 2009	54,656
				216,648

See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES January 31, 2009 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $41,904,907)—Note 1(c):
Unaffiliated issuers		198,496,720	181,292,469
Affiliated issuers		44,493,871	44,493,871
Receivable for investment securities sold			3,739,133
Dividend and interest receivable			1,943,847
Receivable for shares of Common Stock subscribed			78,703
Receivable for futures variation margin—Note 4			2,148
Prepaid expenses			4,482
			231,554,653
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			155,451
Cash overdraft due to Custodian			34,636
Liability for securities on loan—Note 1(c)			43,514,871
Payable for investment securities purchased			3,997,290
Payable for shares of Common Stock redeemed			365,028
Unrealized depreciation on forward currency
exchange contracts—Note 4			1,728
Accrued expenses			73,842
			48,142,846
Net Assets ($)			183,411,807
Composition of Net Assets ($):
Paid-in capital			292,270,761
Accumulated distributions in excess of investment income—net			(274,768)
Accumulated net realized gain (loss) on investments			(91,594,844)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions (including $216,648
net unrealized appreciation on financial futures)			(16,989,342)
Net Assets ($)			183,411,807

Net Asset Value Per Share
	Class B	Class D	Class P
Net Assets ($)	3,598,777	178,542,672	1,270,358
Shares Outstanding	368,638	18,282,220	129,927
Net Asset Value Per Share ($)	9.76	9.77	9.78

See notes to financial statements.

22

STATEMENT OF OPERATIONS Six Months Ended January 31, 2009 (Unaudited)

Investment Income ($):
Income:
Interest	4,937,305
Income from securities lending	140,048
Dividends;
Affiliated Issuers	19,472
Total Income	5,096,825
Expenses:
Management fee—Note 3(a)	498,803
Shareholder servicing costs—Note 3(c)	346,234
Registration fees	32,943
Professional fees	30,726
Prospectus and shareholders’ reports	17,906
Distribution fees—Note 3(b)	10,090
Custodian fees—Note 3(c)	9,456
Directors’ fees and expenses—Note 3(d)	4,407
Loan commitment fees—Note 2	180
Miscellaneous	24,609
Total Expenses	975,354
Less—reduction in fees due to earnings credits—Note 1(c)	(6,665)
Net Expenses	968,689
Investment Income—Net	4,128,136
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(5,220,303)
Net realized gain (loss) on options transactions	68,507
Net realized gain (loss) on financial futures	1,275,704
Net realized gain (loss) on swap transactions	115,029
Net realized gain (loss) on forward currency exchange contracts	196,886
Net Realized Gain (Loss)	(3,564,177)
Net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions (including $31,718
net unrealized appreciation on financial futures)	(7,465,890)
Net Realized and Unrealized Gain (Loss) on Investments	(11,030,067)
Net (Decrease) in Net Assets Resulting from Operations	(6,901,931)

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2009	Year Ended
	(Unaudited)	July 31, 2008
Operations ($):
Investment income—net	4,128,136	10,539,085
Net realized gain (loss) on investments	(3,564,177)	(3,954,000)
Net unrealized appreciation
(depreciation) on investments	(7,465,890)	(6,286,872)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(6,901,931)	298,213
Dividends to Shareholders from ($):
Investment income—net:
Class B Shares	(74,850)	(192,456)
Class D Shares	(4,347,230)	(10,721,636)
Class P Shares	(31,687)	(130,016)
Net realized gain on investments:
Class B Shares	—	(3,083)
Class D Shares	—	(145,939)
Class P Shares	—	(1,822)
Total Dividends	(4,453,767)	(11,194,952)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class B Shares	554,889	519,129
Class D Shares	8,146,737	21,113,476
Class P Shares	—	80,000
Dividends reinvested:
Class B Shares	65,403	166,604
Class D Shares	3,692,689	9,378,797
Class P Shares	26,815	63,383
Cost of shares redeemed:
Class B Shares	(1,208,085)	(1,788,927)
Class D Shares	(36,232,235)	(67,136,832)
Class P Shares	(354,216)	(1,640,577)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(25,308,003)	(39,244,947)
Total Increase (Decrease) in Net Assets	(36,663,701)	(50,141,686)
Net Assets ($):
Beginning of Period	220,075,508	270,217,194
End of Period	183,411,807	220,075,508
Undistributed (distributions in excess of)
investment income—net	(274,768)	50,863

24

	Six Months Ended
	January 31, 2009	Year Ended
	(Unaudited)	July 31, 2008
Capital Share Transactions:
Class Ba
Shares sold	55,288	48,463
Shares issued for dividends reinvested	6,594	15,652
Shares redeemed	(121,133)	(167,919)
Net Increase (Decrease) in Shares Outstanding	(59,251)	(103,804)
Class Da
Shares sold	817,158	1,978,132
Shares issued for dividends reinvested	373,323	880,395
Shares redeemed	(3,630,018)	(6,292,035)
Net Increase (Decrease) in Shares Outstanding	(2,439,537)	(3,433,508)
Class P
Shares sold	—	7,416
Shares issued for dividends reinvested	2,711	5,948
Shares redeemed	(35,107)	(156,676)
Net Increase (Decrease) in Shares Outstanding	(32,396)	(143,312)

a	During the period ended January 31, 2009, 25,833 Class B shares representing $253,598 were automatically converted to 25,821 Class D shares and during the period ended July 31, 2008, 40,832 Class B shares representing $437,273 were automatically converted to 40,830 Class D shares.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2009			Year Ended July 31,
Class B Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	10.32	10.81	10.82	11.03	11.13	11.50
Investment Operations:
Investment income—net[a]	.17	.38	.38	.32	.21	.19
Net realized and unrealized
gain (loss) on investments	(.54)	(.46)	.03	(.12)	.05	(.23)
Total from Investment Operations	(.37)	(.08)	.41	.20	.26	(.04)
Distributions:
Dividends from
investment income—net	(.19)	(.40)	(.42)	(.39)	(.35)	(.32)
Dividends from net realized
gain on investments	—	(.01)	—	(.02)	(.01)	(.01)
Total Distributions	(.19)	(.41)	(.42)	(.41)	(.36)	(.33)
Net asset value, end of period	9.76	10.32	10.81	10.82	11.03	11.13
Total Return (%)[b]	(3.64)[c]	(.78)	3.84	1.81	2.37	(.39)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.72[d]	1.57	1.56	1.50	1.50	1.54
Ratio of net expenses
to average net assets	1.72[d,e]	1.57[e]	1.56	1.50	1.50	1.54
Ratio of net investment income
to average net assets	3.40[d]	3.62	3.46	2.92	1.88	1.64
Portfolio Turnover Rate	37.16[c,f]	86.45[f]	146.57	181.07[f] 494.93[f] 695.82[f]
Net Assets, end of period
($ x 1,000)	3,599	4,417	5,746	7,905	11,586	13,323

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
f	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2009, July 31, 2008, 2006, 2005 and 2004, were 36.67%, 86.39%, 169.73%, 463.30% and 665.12%, respectively.

See notes to financial statements.

26

Six Months Ended
January 31, 2009			Year Ended July 31,
Class D Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	10.33	10.81	10.82	11.03	11.13	11.50
Investment Operations:
Investment income—net[a]	.21	.46	.45	.39	.28	.27
Net realized and unrealized
gain (loss) on investments	(.55)	(.45)	.03	(.12)	.05	(.23)
Total from Investment Operations	(.34)	.01	.48	.27	.33	.04
Distributions:
Dividends from
investment income—net	(.22)	(.48)	(.49)	(.46)	(.42)	(.40)
Dividends from net realized
gain on investments	—	(.01)	—	(.02)	(.01)	(.01)
Total Distributions	(.22)	(.49)	(.49)	(.48)	(.43)	(.41)
Net asset value, end of period	9.77	10.33	10.81	10.82	11.03	11.13
Total Return (%)	(3.25)[b]	.02	4.49	2.48	2.99	.28
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96[c]	.89	.90	.86	.88	.87
Ratio of net expenses
to average net assets	.96[c,d]	.89[d]	.90	.86	.88	.87
Ratio of net investment income
to average net assets	4.15[c]	4.30	4.12	3.55	2.52	2.36
Portfolio Turnover Rate	37.16[b,e]	86.45[e] 146.57		181.07[e] 494.93[e] 695.82[e]
Net Assets, end of period
($ x 1,000)	178,543 213,980		261,164	315,555	434,779	573,676

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Expense waivers and/or reimbursements amounted to less than .01%.
e	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2009, July 31, 2008, 2006, 2005 and 2004, were 36.67%, 86.39%, 169.73%, 463.30% and 665.12%, respectively.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
January 31, 2009			Year Ended July 31,
Class P Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	10.34	10.82	10.83	11.04	11.15	11.51
Investment Operations:
Investment income—net[a]	.21	.47	.45	.39	.30	.28
Net realized and unrealized
gain (loss) on investments	(.55)	(.46)	.03	(.12)	.02	(.22)
Total from Investment Operations	(.34)	.01	.48	.27	.32	.06
Distributions:
Dividends from
investment income—net	(.22)	(.48)	(.49)	(.46)	(.42)	(.41)
Dividends from net realized
gain on investments	—	(.01)	—	(.02)	(.01)	(.01)
Total Distributions	(.22)	(.49)	(.49)	(.48)	(.43)	(.42)
Net asset value, end of period	9.78	10.34	10.82	10.83	11.04	11.15
Total Return (%)	(3.25)[b]	.02	4.50	2.46	3.01	.38
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.98[c]	.89	.90	.88	.86	.86
Ratio of net expenses
to average net assets	.98[c,d]	.89[d]	.90	.88	.86	.86
Ratio of net investment income
to average net assets	4.14[c]	4.32	4.12	3.56	2.59	2.41
Portfolio Turnover Rate	37.16[b,e]	86.45[e] 146.57		181.07[e] 494.93[e] 695.82[e]
Net Assets, end of period
($ x 1,000)	1,270	1,678	3,308	4,025	7,674	12,121

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Expense waivers and/or reimbursements amounted to less than .01%.
e	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2009, July 31, 2008, 2006, 2005 and 2004, were 36.67%, 86.39%, 169.73%, 463.30% and 665.12%, respectively.

See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Short Term Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund.The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Directors held on October 16, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the fund from “Dreyfus Premier Short Term Income Fund” to “Dreyfus Short Term Income Fund”.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class B (100 million shares authorized), Class D (500 million shares authorized) and Class P (100 million shares authorized). Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class D shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class D and Class P shares are sold at net asset value per share only to institutional investors. Class D shares purchased at net asset value (an investment of $250,000 or more) will have a CDSC imposed on redemptions made within eighteen months of purchase. Other differences between the classes include

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swap transactions and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity

30

and type, indications as to values from dealers, and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuers and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s invest ments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†
Level 1—Quoted Prices	44,493,871	216,648
Level 2—Other Significant
Observable Inputs	181,068,710	(1,728)
Level 3—Significant
Unobservable Inputs	223,759	0
Total	225,786,340	214,920

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument and written options contracts which are shown at value.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Valuation Inputs	Securities ($)
Balance as of 7/31/2008	0
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	0
Net purchases (sales)	0
Transfers in and/or out of Level 3	223,759
Balance as of 1/31/2009	223,759

32

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies,currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments, resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended January 31, 2009, The Bank of New York Mellon earned $60,021 from lending fund portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2009, the fund did not have any liabilities for any uncertain tax positions. The fund recog-

34

nizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended July 31, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $83,206,664 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to July 31, 2008. If not applied, $4,403,293 of the carryover expires in fiscal 2010, $21,420,716 expires in fiscal 2011, $7,815,155 expires in fiscal 2012, $29,412,542 expires in fiscal 2013, $8,634,655 expires in fiscal 2014, $7,342,005 expires in fiscal 2015 and $4,178,298 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2008 was as follows: ordinary income $11,194,952.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $300 million unsecured line of credit primarily to be utilized for temporary or emergency purposes including the financing of redemptions. The terms of the line of credit agreement limit the amount of individual fund borrowings. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. Effective October 15, 2008, in connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the unsecured line of credit. During the period ended January 31, 2009, the fund did not borrow under the line of credit.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended January 31, 2009, the Distributor retained $5,343 from CDSCs on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares. During the period ended January 31, 2009, Class B shares were charged $10,090, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class B, Class D and Class P shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B and Class P shares and .20% of the value of the average daily net assets of Class D shares, for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B, Class D and Class P shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2009, Class B, Class D and Class P shares were charged, $5,044, $194,071 and $1,769, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2009, the fund was charged $75,042 pursuant to the transfer agency agreement.

36

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended January 31, 2009, the fund was charged $6,665 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2009, the fund was charged $9,456 pursuant to the custody agreement.

During the period ended January 31, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $78,040, Rule 12b-1 distribution plan fees $1,562, shareholder services plan fees $31,426, custodian fees $12,827, chief compliance officer fees $1,596 and transfer agency per account fees $30,000.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, forward currency exchange contracts, options transactions and swap transactions during the period ended January 31, 2009, amounted to $71,351,471 and $85,127,043, respectively, of which $934,853 in purchases and $937,011 in sales were from mortgage dollar roll transactions.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. These investments require initial margin deposits with a broker, which consist of cash or cash equiva-lents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains and losses.When the contracts are closed, the fund recognizes a realized gain or loss. Contracts open at January 31, 2009, are set forth in the Statement of Financial Futures.

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium if the price of the underlying financial instrument increases between the date the option

38

is written and the date on which the option is terminated. Generally, the fund would realize a loss if the price of the financial instrument decreases between those dates.

The following summarizes the fund’s call/put options written for the period ended January 31, 2009.

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
July 31, 2008	—	—
Contracts written	6,200,000	82,288
Contracts terminated:
Closed	3,100,000	45,433	13,781	31,652
Expired	3,100,000	36,855	—	36,855
Total contracts
terminated	6,200,000	82,288	13,781	68,507
Contracts outstanding
January 31, 2009	—	—

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes open forward currency exchange contracts entered into by the fund at January 31, 2009.

	Foreign
Forward Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Depreciation ($)
Sale:
Brazilian Real,
Expiring 2/20/2009	460,000	195,288	197,016	(1,728)

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability on the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

The fund may enter into interest rate swaps, which involve the exchange of commitments to pay and receive interest based on a notional principal amount.At January 31, 2009, the fund had no open interest rate swaps.

40

At January 31, 2009, accumulated net unrealized depreciation on investments was $17,204,251, consisting of $2,288,332 gross unrealized appreciation and $19,492,583 gross unrealized depreciation.

At January 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 41

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
36	Statement of Financial Futures
37	Statement of Options Written
38	Statement of Assets and Liabilities
39	Statement of Operations
40	Statement of Changes in Net Assets
42	Financial Highlights
46	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus Intermediate Term Income Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus IntermediateTerm Income Fund, covering the six-month period from August 1, 2008, through January 31, 2009.

The past six months have been some of the most difficult periods in decades for the financial markets. An ongoing credit crunch escalated into a global financial crisis at the start of the reporting period, resulting in the failures of major financial institutions, a worsening recession and lower investment values across a broad range of asset classes. Governments and regulators throughout the world moved aggressively to curtail the damage, implementing unprecedented reductions of short-term interest rates, massive injections of liquidity into the banking system, government bailouts of struggling companies and plans for massive economic stimulus programs. U.S. government securities generally fared well in the ensuing “flight to quality,” but riskier bond market sectors suffered sharp declines.

Although we expect the U.S. and global economies to remain weak until longstanding imbalances have worked their way out of the system, the financial markets currently appear to have priced in investors’ generally low expectations. In previous recessions, however, the markets have tended to anticipate economic improvement before it occurred, leading to major rallies when few expected them.That’s why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects your future goals and attitudes toward risk. As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation February 17, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2008, through January 31, 2009, as provided by Kent Wosepka, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended January 31, 2009, Dreyfus Intermediate Term Income Fund’s Class A shares produced a total return of –5.55%, Class B shares returned –5.98%, Class C shares returned –5.96% and Class I shares returned –5.35%.1 In comparison, the fund’s benchmark, the Barclays Capital U.S.Aggregate Bond Index, achieved a total return of 3.23% for the same period.2

With the notable exception of U.S.Treasury securities, most sectors of the U.S. bond market suffered over the reporting period as a financial crisis intensified and the U.S. economy weakened.The fund produced lower returns relative to the benchmark index, due to its underweighted position in U.S. Treasury securities and relatively heavy exposure to higher-yielding market sectors that fared poorly in the downturn.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the fund normally invests at least 80% of its assets in fixed-income securities of U.S. and foreign issuers rated at least investment grade or the unrated equivalent as determined by Dreyfus. These securities include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities and foreign bonds.Typically, the fund can expect to have an average effective maturity ranging from five to 10 years, and an average effective duration ranging between three and eight years. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities rated below investment grade.

Global Financial Crisis Sparked Broad Market Declines

A credit crunch that began in the sub-prime mortgage market in 2007 developed into a full-blown global financial crisis over the summer of 2008, leading to the failures of several major financial institutions and sending repercussions throughout the world’s credit markets.As the crisis

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

came close to spinning out of control in September, very difficult liquidity conditions in various markets, including the interbank lending market, nearly led to the collapse of the global banking system. Unprecedented interventions by government and monetary authorities, which pumped billions of dollars of liquidity into the system and rescued a number of struggling corporations, helped thaw frozen credit markets. These efforts included the Troubled Asset Relief Program (“TARP”) from the U.S. Congress and aggressive reductions of short-term interest rates by the Federal Reserve Board, which cut its target for the overnight federal funds rate to the unprecedented low level of 0% to 0.25%.

Meanwhile, slumping housing markets, rising unemployment and sharply lower consumer confidence exacerbated a downturn in the U.S. economy. Commodity prices that had soared over the first half of 2008 plummeted during the reporting period as demand softened for energy and construction materials worldwide. In November, the National Bureau of Economic Research officially declared that the U.S. economy has been mired in recession since late 2007.

As market conditions deteriorated, many highly leveraged institutional investors were forced to de-lever their portfolios, selling their more liquid investments to raise cash for margin calls and redemption requests. Consequently, selling pressure intensified even among fundamentally sound fixed-income securities, leading to broadly lower prices for corporate bonds, asset-backed securities, mortgage-backed securities and the sovereign debt of developing nations. Lower-rated bonds were particularly hard-hit. U.S.Treasury securities were a notable exception, gaining considerable value as risk-averse investors flocked to the relatively safe haven provided by U.S. government-backed investments.

Sector Allocation Strategies Weighed on Performance

The fund’s longstanding preference for higher-yielding bond market sectors detracted from its relative performance in this challenging environment. Relatively light exposure to U.S. Treasury securities, which we believe offered unappealing yields, and overweighted positions in investment-grade corporate bonds, mortgage-backed securities and asset-backed securities weighed on the fund’s total return despite competitive income streams and sound credit fundamentals underlying the vast majority of its holdings.

On the other hand, the fund’s positions in U.S. government agency securities benefited during the flight to quality.While commercial mortgage-backed securities generally performed poorly over the reporting period, the fund’s security selection strategy within the sector contributed positively to its relative performance. In addition, the fund’s interest-rate strategies fared relatively well, as a “bulleted” emphasis on securities with two- to five-year maturities helped it benefit from widening yield differences along the market’s maturity range. Similarly, a modestly long average duration helped the fund participate more fully in the benefits of falling U.S. interest rates.The fund employed futures contracts to help establish its interest-rate strategies.

Anticipating a Return to Fundamentals

As of the end of January, the financial crisis has persisted, and the economic downturn has worsened. However, investors’ low expectations appear to have already been priced into bond prices, and unexpected good news could spark a market rally.Therefore, we have maintained the fund’s overweighted exposure to higher-yielding market sectors that we believe have been punished too severely during the downturn.

February 17, 2009

The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
Credit default swaps and similar instruments involve greater risks than if the fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risks.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided for the fund’s Class A shares and Class I shares reflects the absorption of certain fund expenses by
The Dreyfus Corporation pursuant to an undertaking in effect through March 31, 2009, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s Class A and Class I shares’ returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays Capital U. S. Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U. S. government and U. S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Term Income Fund from August 1, 2008 to January 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended January 31, 2009

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 3.92	$ 7.38	$ 8.12	$ 2.65
Ending value (after expenses)	$944.50	$940.20	$940.40	$946.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended January 31, 2009

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 4.08	$ 7.68	$ 8.44	$ 2.75
Ending value (after expenses)	$1,021.17	$1,017.59	$1,016.84	$1,022.48

† Expenses are equal to the fund’s annualized expense ratio of .80% for Class A, 1.51% for Class B, 1.66% for
Class C and .54% for Class I, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS January 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—118.5%	Rate (%)	Date	Amount ($)		Value ($)
Aerospace & Defense—.0%
Raytheon,
Sr. Unscd. Notes	5.50	11/15/12	375,000		374,790
Agriculture—.4%
Altria Group,
Gtd. Notes	9.70	11/10/18	2,535,000		2,778,525
Philip Morris International,
Sr. Unscd Notes	5.65	5/16/18	2,175,000		2,180,240
					4,958,765
Asset-Backed Ctfs./
Auto Receivables—3.7%
Americredit Automobile Receivables
Trust, Ser. 2008-AF, Cl. A2A	4.47	1/12/12	90,000		85,848
Americredit Automobile Receivables
Trust, Ser. 2005-DA, Cl. A3	4.87	12/6/10	407,630		402,564
Americredit Automobile Receivables
Trust, Ser. 2006-BG, Cl. A3	5.21	10/6/11	3,869,178		3,783,365
Americredit Automobile Receivables
Trust, Ser. 2006-AF, Cl. A3	5.56	9/6/11	2,484,482		2,461,025
Americredit Prime Automobile
Receivables Trust,
Ser. 2007-1, Cl. E	6.96	3/8/16	6,504,306	[a]	3,739,976
Americredit Prime Automobile
Receivables, Ser. 2007-2M,
Cl. A2B	0.80	11/8/10	597,324	[b]	588,047
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. B	5.35	9/9/13	70,000		55,050
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. C	5.43	2/10/14	70,000		48,249
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. C	4.73	9/15/10	425,000		415,661
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. D	6.50	5/15/12	2,400,000	[a]	2,022,288
Capital Auto Receivables Asset
Trust, Ser. 2007-1, Cl. D	6.57	9/16/13	1,708,000	[a]	1,089,251
Capital Auto Receivables Asset
Trust, Ser. 2006-1, Cl. D	7.16	1/15/13	1,050,000	[a]	936,450
Capital One Auto Finance Trust,
Ser. 2007-A, Cl. A3B	0.33	8/15/11	2,678,963	[b]	2,555,137
Capital One Auto Finance Trust,
Ser. 2006-C, Cl. A3A	5.07	7/15/11	2,702,575		2,632,177

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Auto Receivables (continued)
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	1,570,000		1,447,970
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A2A	5.29	5/17/10	15,238		15,200
Capital One Auto Finance Trust,
Ser. 2006-A, Cl. A3	5.33	11/15/10	65,254		65,119
Ford Credit Auto Owner Trust,
Ser. 2005-C, Cl. C	4.72	2/15/11	1,980,000		1,893,022
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	340,000		230,762
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	3,825,000	[a]	2,184,521
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. D	7.12	2/15/13	1,600,000	[a]	1,043,090
GS Auto Loan Trust,
Ser. 2004-1, Cl. A4	2.65	5/16/11	6,221		6,216
Honda Auto Receivables Owner
Trust, Ser. 2006-1, Cl. A3	5.07	2/18/10	158,357		158,439
Household Automotive Trust,
Ser. 2006-1, Cl. A3	5.43	6/17/11	3,601,793		3,544,716
Hyundai Auto Receivables Trust,
Ser. 2007-A, Cl. A3A	5.04	1/17/12	520,000		521,379
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	690,000		631,002
JP Morgan Auto Receivables Trust,
Ser. 2007-A, Cl. A3	5.19	2/15/11	4,787,584	[a]	4,782,311
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	1,160,000		550,037
Wachovia Automobile Loan Owner
Trust, Ser. 2007-1, Cl. C	5.45	10/22/12	285,000		227,849
WFS Financial Owner Trust,
Ser. 2005-3, Cl. B	4.50	5/17/13	485,000		471,888
WFS Financial Owner Trust,
Ser. 2005-3, Cl. C	4.54	5/17/13	50,000		45,710
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	5,370,000		5,321,125
					43,955,444

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Credit Cards—.4%
American Express Credit Account
Master Trust, Ser. 2007-6, Cl. C	0.72	1/15/13	7,095,000	[a,b]	4,549,153
Bank of America Credit Card Trust,
Ser. 2007-B1, Cl. B1	0.41	6/15/12	90,000	[b]	80,434
					4,629,587
Asset-Backed Ctfs./
Home Equity Loans—1.6%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	933,178	[b]	722,785
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	4,045,183	[b]	2,917,588
Citicorp Residential Mortgage
Securities, Ser. 2006-2, Cl. A2	5.56	9/25/36	1,583,086	[b]	1,524,943
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A1	5.96	7/25/36	69,351	[b]	68,507
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	4,035,650	[b]	3,020,991
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	1,623,511	[b]	1,085,523
CS First Boston Mortgage
Securities, Ser. 2005-FIX1, Cl. A5	4.90	5/25/35	277,064	[b]	220,920
GSAA Home Equity Trust,
Ser. 2006-7, Cl. AV1	0.47	3/25/46	203,567	[b]	188,170
JP Morgan Mortgage Acquisition,
Ser. 2007-HE1, Cl. AF1	0.49	3/25/47	883,883	[b]	667,985
JP Morgan Mortgage Acquisition,
Ser. 2005-FRE1, Cl. A2F2	5.22	10/25/35	13,209	[b]	13,066
JP Morgan Mortgage Acquisition,
Ser. 2007-CH1, Cl. AF1B	5.94	11/25/36	73,299	[b]	70,448
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.52	1/25/36	1,455,237	[b]	1,359,664
Ownit Mortgage Loan Asset-Backed
Certificates, Ser. 2005-5, Cl. A2B	0.68	10/25/36	3,575,939	[b]	2,767,718
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M2	0.87	2/25/35	3,690,000	[b]	1,090,110
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M3	0.94	2/25/35	1,090,000	[b]	154,249

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Home Equity Loans (continued)
Residential Asset Mortgage
Products, Ser. 2003-RS9, Cl. MI1	5.80	10/25/33	53,544	[b]	32,217
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.65	11/25/35	3,702,377	[b]	3,126,343
Residential Asset Securities,
Ser. 2002-KS4, Cl. AIIB	0.89	7/25/32	58,790	[b]	29,581
Residential Asset Securities,
Ser. 2003-KS7, Cl. MI3	5.75	9/25/33	1,477	[b]	141
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI1	0.50	3/25/36	80,547	[b]	76,126
					19,137,075
Asset-Backed Ctfs./
Manufactured Housing—.5%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	2,152,666		1,863,335
Origen Manufactured Housing,
Ser. 2004-B, Cl. A2	3.79	12/15/17	5,876		5,760
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	2,176,025		2,074,386
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	1,745,000		1,107,111
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	80,000	[b]	56,613
					5,107,205
Automobiles—.1%
Goodyear Tire & Rubber,
Gtd. Notes	6.32	12/1/09	705,000	[b]	683,850
Banks—8.4%
BAC Capital Trust XIV,
Bank Gtd. Notes	5.63	12/31/49	6,605,000	[b]	2,840,408
Bank of America,
Jr. Sub. Bonds	8.00	12/29/49	5,240,000	[b]	2,778,877
Barclays Bank,
Jr. Sub. Bonds	5.93	9/29/49	4,340,000	[a,b]	1,867,198
Barclays Bank,
Sub. Bonds	7.70	4/29/49	1,885,000	[a,b]	1,026,273
Capital One Financial,
Sr. Unscd. Notes	2.47	9/10/09	8,415,000	[b]	8,061,175

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Banks (continued)
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	3,555,000		2,932,875
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	15,050,000		13,779,855
Citigroup,
Sr. Sub. Bonds	6.00	10/31/33	20,000		14,138
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	340,000		309,016
Colonial Bank,
Sub. Notes	6.38	12/1/15	3,635,000		145,400
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	330,000		275,769
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	90,000		82,322
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	9,390,000		7,156,645
Industrial Bank of Korea,
Sub. Notes	4.00	5/19/14	6,330,000	[a,b]	5,697,190
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	90,000		90,522
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	3,890,000		3,836,353
M & I Marshall & Ilsley Bank,
Sub. Notes, Ser. BN	2.48	12/4/12	7,950,000	[b]	5,877,308
M & I Marshall & Ilsley Bank,
Sr. Unscd. Notes	5.30	9/8/11	90,000		82,619
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	245,000		227,394
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	475,000	[b]	349,651
Marshall & Ilsley,
Sr. Unscd. Notes	5.63	8/17/09	7,510,000		7,500,252
Morgan Stanley,
Sub. Notes	4.75	4/1/14	1,919,000		1,600,035
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	115,000		98,145
Morgan Stanley,
Sr. Unscd. Notes	5.75	8/31/12	1,365,000		1,283,641
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	2,100,000		2,018,367

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Banks (continued)
NB Capital Trust IV,
Bank Gtd. Cap. Secs.		8.25	4/15/27	1,290,000		1,005,729
Northern Trust,
Sr. Unscd. Notes		5.30	8/29/11	65,000		65,751
PNC Funding,
Bank Gtd. Notes		1.31	1/31/12	85,000	[b]	70,226
Royal Bank of Scotland Group,
Jr. Sub. Bonds		6.99	10/29/49	3,440,000	[a,b]	963,909
Shinsei Finance II,
Unscd. Bonds		7.16	7/29/49	365,000	[a,b]	48,477
Sovereign Bancorp,
Sr. Unscd. Notes		1.73	3/23/10	4,790,000	[b]	4,340,655
Sovereign Bancorp,
Sr. Unscd. Notes		2.46	3/1/09	1,263,000	[b]	1,253,896
Sovereign Bancorp,
Sr. Unscd. Notes		4.80	9/1/10	1,070,000	[b]	1,037,115
Sumitomo Mitsui Banking,
Sub. Notes	EUR	4.38	7/29/49	1,880,000	[b,c]	1,385,068
Sumitomo Mitsui Banking,
Sub. Notes		5.63	7/29/49	2,640,000	[a,b]	1,963,363
SunTrust Preferred Capital I,
Bank Gtd. Notes		5.85	12/31/49	7,070,000	[b]	3,678,450
USB Capital IX,
Gtd. Notes		6.19	4/15/49	12,790,000	[b]	5,373,949
Wells Fargo & Co.,
Sub. Notes		6.38	8/1/11	540,000		552,310
Wells Fargo Capital XIII,
Gtd. Secs.		7.70	12/29/49	4,130,000	[b]	2,963,543
Western Financial Bank,
Sub. Debs.		9.63	5/15/12	4,405,000		4,312,336
						98,946,205
Building & Construction—.3%
Masco,
Sr. Unscd. Notes		2.40	3/12/10	3,605,000	[b]	3,209,294
Chemicals—.1%
Lubrizol,
Gtd. Notes		4.63	10/1/09	865,000		864,556
Praxair,
Sr. Unscd. Notes		5.25	11/15/14	110,000		113,624

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Chemicals (continued)
Praxair,
Sr. Unscd. Notes	5.38	11/1/16	45,000		43,241
					1,021,421
Commercial & Professional
Services—1.5%
BSKYB Finance UK,
Gtd. Notes	6.50	10/15/35	2,905,000	[a]	2,139,684
Ceridian,
Sr. Unscd. Notes	11.25	11/15/15	900,000	[b]	490,500
Donnelley (R.R.) and Sons,
Sr. Unscd. Notes	5.63	1/15/12	3,910,000	[d]	3,458,692
Donnelley (R.R.) and Sons,
Sr. Unscd. Notes	6.13	1/15/17	5,855,000		4,457,289
ERAC USA Finance,
Notes	1.42	4/30/09	1,960,000	[a,b]	1,890,124
ERAC USA Finance,
Bonds	5.60	5/1/15	550,000	[a]	363,868
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	3,900,000	[a]	2,540,620
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	220,000	[a]	130,225
ERAC USA Finance,
Notes	7.95	12/15/09	2,315,000	[a]	2,224,778
					17,695,780
Commercial Mortgage
Pass-Through Ctfs.—6.8%
Banc of America Commercial
Mortgage, Ser. 2002-2, Cl. A3	5.12	7/11/43	365,000		351,919
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	0.66	4/25/36	233,627	[a,b]	184,565
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	0.67	1/25/37	3,361,535	[a,b]	2,575,944
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	0.75	4/25/34	693,859	[a,b]	506,326
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. A2	0.79	11/25/35	2,887,434	[a,b]	1,949,018
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. M6	1.03	4/25/36	707,897	[a,b]	346,870

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. M5	1.04	1/25/36	1,081,219	[a,b]	535,203
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B1	1.49	11/25/35	57,188	[a,b]	30,298
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	1.59	4/25/34	336,200	[a,b]	180,356
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B2	1.86	7/25/36	547,649	[a,b]	275,960
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B2	2.09	4/25/36	146,934	[a,b]	70,396
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B3	3.09	7/25/36	462,079	[a,b]	216,715
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B3	3.34	4/25/36	711,816	[a,b]	394,275
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	3.39	11/25/35	886,418	[a,b]	442,588
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B3	3.89	1/25/36	141,851	[a,b]	42,555
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12, Cl. A3	4.24	8/13/39	295,000	[b]	287,555
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5, Cl. A2	4.25	7/11/42	2,340,873		2,275,999
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18 Cl. A2	4.56	2/13/42	3,475,000	[b]	3,354,214
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5, Cl. A3	4.57	7/11/42	110,000		100,334
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PW10, Cl. A4	5.41	12/11/40	1,905,000	[b]	1,622,059
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW13, Cl. A3	5.52	9/11/41	35,000		26,564
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.69	9/11/38	715,000	[b]	574,255
Credit Suisse/Morgan Stanley
Commercial Mortgage Certificates,
Ser. 2006-HC1A, Cl. A1	0.52	5/15/23	6,195,251	[a,b]	5,007,340
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	5,760,000	[a]	5,040,000
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	325,000	[a]	274,625

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	925,000	[a]	753,875
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	3,730,000	[a]	2,611,000
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	2,475,000	[a]	2,041,875
CS First Boston Mortgage
Securities, Ser. 2005-C4, Cl. A2	5.02	8/15/38	50,000		47,367
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. AAB	5.07	8/15/38	3,345,000	[b]	2,876,208
CS First Boston Mortgage
Securities, Ser. 2005-C5, Cl. A4	5.10	8/15/38	6,230,000	[b]	5,189,831
CS First Boston Mortgage
Securities, Ser. 2001-CF2, Cl. G	6.93	2/15/34	130,000	[a]	88,389
Global Signal Trust,
Ser. 2006-1, Cl. C	5.71	2/15/36	2,885,000	[a]	2,452,250
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	4,885,000	[a]	4,396,500
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	1,350,000	[a]	1,208,250
GMAC Commercial Mortgage
Securities, Ser. 2003-C3, Cl. A2	4.22	4/10/40	1,253,876		1,224,605
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. B	0.68	3/6/20	1,630,000	[a,b]	1,060,645
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. E	0.87	3/6/20	610,000	[a,b]	396,709
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. F	0.91	3/6/20	5,680,000	[a,b]	3,473,124
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. G	0.95	3/6/20	3,110,000	[a,b]	1,901,072
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. H	1.08	3/6/20	25,000	[a,b]	15,278
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. K	1.48	3/6/20	2,380,000	[a,b]	1,452,635
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. L	1.73	3/6/20	6,725,000	[a,b]	4,035,000
Greenwich Capital Commercial
Funding, Ser. 2004-GG1, Cl. A7	5.32	6/10/36	650,000	[b]	591,470

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	1,250,000		1,163,262
LB Commercial Conduit Mortgage
Trust, Ser. 1999-C1, Cl. B	6.93	6/15/31	150,000		149,870
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Cl. A5	4.74	7/15/30	2,280,000		1,908,037
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.22	11/12/37	300,000	[b]	281,093
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.24	11/12/37	4,035,000	[b]	3,389,207
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A4	5.29	1/12/44	1,665,000	[b]	1,389,610
Merrill Lynch Mortgage Trust,
Ser. 2002-MW1, Cl. A3	5.40	7/12/34	960,336		947,511
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. AAB	5.33	12/15/43	100,000		76,233
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	61,578		60,952
Morgan Stanley Dean Witter Capital
I, Ser. 2001-PPM, Cl. A3	6.54	2/15/31	45,250		45,184
SBA CMBS Trust,
Ser. 2006-1A, Cl. A	5.31	11/15/36	1,550,000	[a]	1,312,804
SBA CMBS Trust,
Ser. 2005-1A, Cl. C	5.73	11/15/35	1,430,000	[a]	890,747
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	1,925,000	[a]	1,328,250
Sovereign Commercial Mortgage
Securities Trust,
Ser. 2007-C1, Cl. B	5.78	7/22/30	100,000	[a,b]	23,709
Sovereign Commercial Mortgage
Securities Trust,
Ser. 2007-C1, Cl. D	5.78	7/22/30	490,000	[a,b]	24,746
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.09	8/15/39	495,000	[b]	398,407
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	3,006,869		2,902,314
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C19, Cl. A5	4.66	5/15/44	2,095,000		1,759,577
					80,533,529

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Diversified Financial Services—6.7%
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	3,441,000	[b]	1,859,516
Amvescap,
Gtd. Notes	5.38	2/27/13	380,000		294,238
Amvescap,
Gtd. Notes	5.38	12/15/14	25,000		17,634
Amvescap,
Gtd. Notes	5.63	4/17/12	6,510,000		5,109,562
Boeing Capital,
Sr. Unscd. Notes	7.38	9/27/10	1,065,000		1,108,249
Capmark Financial Group,
Gtd. Notes	5.88	5/10/12	8,735,000		3,318,234
Countrywide Home Loans,
Gtd. Notes	4.13	9/15/09	1,820,000		1,808,791
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	5/29/49	2,930,000	[b]	1,070,121
Credit Suisse USA,
Gtd. Notes	5.50	8/16/11	1,215,000	[d]	1,217,661
Fresenius US Finance II,
Sr. Unscd. Notes	9.00	7/15/15	340,000	[a,d]	343,400
General Electric Capital,
Sr. Unscd. Notes	5.25	10/19/12	1,390,000		1,382,975
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	6,415,000	[d]	5,926,081
Genworth Global Funding,
Scd. Notes	5.20	10/8/10	65,000		58,426
Goldman Sachs Capital II,
Gtd. Bonds	5.79	12/29/49	4,225,000	[b]	1,518,131
HSBC Finance Capital Trust IX,
Gtd. Notes	5.91	11/30/35	400,000	[b]	155,048
HSBC Finance,
Sr. Unscd. Notes	2.35	9/14/12	7,535,000	[b,d]	5,873,766
International Lease Finance,
Sr. Unscd. Notes	2.37	5/24/10	125,000	[b]	103,686
International Lease Finance,
Sr. Unscd. Notes	6.38	3/25/13	3,065,000		2,250,470
Janus Capital Group,
Sr. Unscd. Notes	6.25	6/15/12	4,970,000		3,784,600
Janus Capital Group,
Sr. Unscd. Notes	6.70	6/15/17	310,000		198,676

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Diversified Financial
Services (continued)
Jefferies Group,
Notes	5.88	6/8/14	100,000		79,643
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	850,000		490,374
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	1,995,000		1,874,538
John Deere Capital,
Sr. Unscd. Notes	2.24	9/1/09	1,482,000	[b]	1,463,585
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	2,735,000		2,311,075
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	7,720,000		5,712,800
MBNA Capital A,
Bank Gtd. Cap. Secs., Ser. A	8.28	12/1/26	2,285,000		1,756,196
MBNA,
Sr. Unscd. Notes	6.13	3/1/13	1,345,000		1,304,767
Merrill Lynch & Co.,
Sr. Unscd. Notes, Ser. C	3.08	2/5/10	1,722,000	[b]	1,666,650
Merrill Lynch & Co.,
Sr. Unscd. Notes, Ser. C	4.25	2/8/10	8,520,000		8,340,893
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	1,025,000		842,071
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	50,000		46,820
MUFG Capital Finance 1,
Bank Gtd. Bonds	6.35	7/29/49	440,000	[b]	310,950
NIPSCO Capital Markets,
Sr. Unscd. Notes	7.86	3/27/17	85,000		64,076
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	2,805,000		2,730,423
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	2,515,000	[a,d]	2,161,441
SLM,
Sr. Unscd. Notes, Ser. A	1.30	7/27/09	6,130,000	[b]	5,899,457
SLM,
Sr. Unscd. Notes, Ser. A	4.50	7/26/10	3,055,000		2,841,822
SMFG Preferred Capital,
Sub. Bonds	6.08	1/29/49	173,000	[a,b]	116,455

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Diversified Financial
Services (continued)
Windsor Financing,
Sr. Scd. Notes	5.88	7/15/17	1,352,203	[a]	1,419,057
					78,832,358
Electric Utilities—4.4%
AES,
Sr. Unscd. Notes	7.75	10/15/15	1,940,000		1,828,450
AES,
Sr. Unscd. Notes	8.00	10/15/17	775,000		732,375
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	910,000		795,185
Columbus Southern Power,
Sr. Unscd. Notes	6.05	5/1/18	10,000		9,478
Commonwealth Edison,
First Mortgage Bonds	6.15	9/15/17	60,000		59,525
Consolidated Edison of
New York, Sr. Unscd. Debs.,
Ser. 06-D	5.30	12/1/16	675,000		680,582
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	2,320,000		2,425,328
Consumers Energy,
First Mortgage Bonds, Ser. O	5.00	2/15/12	1,160,000		1,153,968
Duke Energy Carolinas,
Sr. Unscd. Notes	5.63	11/30/12	50,000		52,064
Edison Mission Energy,
Sr. Unscd. Notes	7.50	6/15/13	485,000		468,025
Electricite De France,
Notes	6.95	1/26/39	3,000,000	[a]	3,103,080
Enel Finance International,
Gtd. Notes	5.70	1/15/13	275,000	[a]	269,891
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	8,965,000	[a]	7,965,465
Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	6,745,000		5,362,275
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	7,390,000		7,374,429
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	1,570,000		1,656,220

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Electric Utilities (continued)
IPALCO Enterprises,
Sr. Scd. Notes	8.63	11/14/11	140,000	[b]	140,000
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	3,577,000		3,207,793
Nevada Power,
Mortgage Notes	6.50	8/1/18	2,620,000		2,560,261
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000	[d]	358,996
NiSource Finance,
Gtd. Notes	2.72	11/23/09	4,410,000	[b]	4,167,058
NiSource Finance,
Gtd. Notes	5.25	9/15/17	650,000		434,466
NiSource Finance,
Gtd. Notes	6.40	3/15/18	1,530,000		1,082,138
NiSource Finance,
Gtd. Notes	7.88	11/15/10	110,000		104,587
Ohio Power,
Sr. Unscd. Notes, Ser. G	6.60	2/15/33	20,000		17,901
Pacific Gas & Electric,
Sr. Unscd. Notes	6.35	2/15/38	2,380,000		2,526,867
Pepco Holdings,
Sr. Unscd. Notes	2.83	6/1/10	2,540,000	[b]	2,327,864
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	200,000		181,770
Southern,
Sr. Unscd. Notes, Ser. A	5.30	1/15/12	475,000		496,202
					51,542,243
Environmental Control—.5%
Allied Waste North America,
Sr. Scd. Notes	7.25	3/15/15	865,000		840,066
USA Waste Services,
Sr. Unscd. Notes	7.00	7/15/28	2,395,000		1,957,735
Veolia Environnement,
Sr. Unscd. Notes	5.25	6/3/13	3,820,000		3,568,816
					6,366,617
Food & Beverages—1.4%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	8.20	1/15/39	5,655,000	[a]	5,714,575
Bottling Group,
Sr. Unscd. Notes	5.13	1/15/19	1,505,000		1,523,703

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Food & Beverages (continued)
Delhaize Group,
Sr. Unscd. Notes		6.50	6/15/17	75,000		73,738
Kraft Foods,
Sr. Unscd. Notes		6.00	2/11/13	165,000		174,099
Kraft Foods,
Sr. Unscd. Notes		6.88	2/1/38	1,895,000		1,899,728
Kroger,
Gtd. Notes		5.00	4/15/13	105,000		105,051
Kroger,
Gtd. Notes		6.15	1/15/20	3,230,000		3,220,962
Kroger,
Gtd. Notes		6.40	8/15/17	55,000		55,846
Safeway,
Sr. Unscd. Notes		4.95	8/16/10	135,000		136,430
Safeway,
Sr. Unscd. Notes		6.35	8/15/17	2,645,000		2,676,878
SUPERVALU,
Sr. Unscd. Bonds		7.50	5/15/12	1,150,000		1,115,500
						16,696,510
Foreign/Governmental—.7%
Federal Republic of Brazil,
Sr. Unscd. Bonds		6.00	1/17/17	4,540,000		4,517,300
Federal Republic of Brazil,
Unsub. Bonds	BRL	12.50	1/5/16	1,664,000	[c,d]	753,103
United Mexican States,
Sr. Unscd. Notes		5.63	1/15/17	2,910,000	[d]	2,843,070
						8,113,473
Health Care—.9%
American Home Products,
Sr. Unscd. Notes		6.95	3/15/11	580,000	[b]	619,577
Community Health Systems,
Gtd. Notes		8.88	7/15/15	330,000		319,275
Coventry Health Care,
Sr. Unscd. Notes		5.95	3/15/17	400,000		248,113
HCA,
Sr. Unscd. Notes		6.30	10/1/12	2,370,000		1,967,100
HCA,
Sr. Unscd. Notes		6.75	7/15/13	2,765,000		2,011,538
HCA,
Sr. Unscd. Notes		7.88	2/1/11	545,000		519,113

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care (continued)
HCA,
Sr. Unscd. Notes	8.75	9/1/10	1,149,000	[d]	1,134,638
LVB Acquisition,
Gtd. Notes	11.63	10/15/17	3,810,000		3,562,350
Schering-Plough,
Sr. Unscd. Notes	5.55	12/1/13	125,000	[b]	129,383
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	115,000		108,476
UnitedHealth Group,
Sr. Unscd. Notes	5.25	3/15/11	150,000		150,504
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	440,000		419,297
					11,189,364
Manufacturing—.1%
Atlas Copco,
Sr. Unscd. Bonds	5.60	5/22/17	290,000	[a]	261,030
Case New Holland,
Gtd. Notes	7.13	3/1/14	266,000		194,180
Siemens Financieringsmaatschappij,
Gtd. Notes	5.75	10/17/16	100,000	[a]	99,261
Tyco International Finance,
Gtd. Bonds	6.88	1/15/21	1,240,000		1,045,967
					1,600,438
Media—3.8%
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	995,000		996,919
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	440,000	[b]	426,800
Clear Channel Communications,
Sr. Unscd. Notes	4.50	1/15/10	4,000,000		2,260,000
Comcast,
Gtd. Notes	1.46	7/14/09	160,000	[b]	157,888
Comcast,
Gtd. Notes	5.50	3/15/11	990,000	[d]	991,947
Comcast,
Gtd. Notes	6.30	11/15/17	3,890,000		3,908,003
Cox Communications,
Notes	6.25	6/1/18	3,535,000	[a]	3,227,519
CSC Holdings,
Sr. Notes	8.50	4/15/14	690,000	[a]	681,375

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Media (continued)
Echostar DBS,
Gtd. Notes	7.75	5/31/15	1,595,000	1,499,300
News America Holdings,
Gtd. Debs.	7.70	10/30/25	775,000	730,017
News America,
Gtd. Notes	6.15	3/1/37	6,990,000	6,106,296
News America,
Gtd. Notes	6.65	11/15/37	3,220,000	3,003,841
News America,
Gtd. Debs.	7.63	11/30/28	90,000	84,097
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	6,130,000	5,474,151
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	3,740,000	3,480,463
Time Warner,
Gtd. Notes	2.41	11/13/09	290,000 [b]	283,385
Time Warner,
Gtd. Notes	5.88	11/15/16	11,335,000	10,728,441
Time Warner,
Gtd. Debs.	6.50	11/15/36	70,000	62,435
Time Warner,
Gtd. Notes	6.75	4/15/11	900,000	907,546
Time Warner,
Gtd. Notes	6.75	7/1/18	110,000	107,609
				45,118,032
Mining—.3%
Alcoa,
Sr. Unscd. Notes	6.00	7/15/13	1,145,000	980,557
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	3,340,000	2,941,044
				3,921,601
Office And Business Equipment—.1%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	792,000	734,944
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	1,075,000	976,212
				1,711,156
Oil & Gas—1.0%
Amerada Hess,
Sr. Unscd. Notes	6.65	8/15/11	925,000	936,551

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Oil & Gas (continued)
Anadarko Petroleum,
Sr. Unscd. Notes	2.40	9/15/09	9,409,000	[b]	9,243,797
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	165,000		150,150
Chesapeake Energy,
Sr. Notes	9.50	2/15/15	970,000		955,450
					11,285,948
Packaging & Containers—.1%
Ball,
Gtd. Notes	6.88	12/15/12	220,000		221,100
Crown Americas,
Gtd. Notes	7.63	11/15/13	575,000		577,875
					798,975
Pipelines—.3%
ANR Pipeline,
Sr. Unscd. Notes	7.00	6/1/25	50,000	[d]	46,235
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	20,000		17,650
Trans-Canada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	3,125,000		3,262,166
					3,326,051
Property & Casualty Insurance—1.5%
Ace INA Holdings,
Gtd. Notes	5.70	2/15/17	85,000		79,746
Ace INA Holdings,
Gtd. Notes	5.80	3/15/18	2,300,000		2,158,485
Allmerica Financial,
Sr. Unscd. Notes	7.63	10/15/25	1,745,000		1,230,225
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	3,025,000	[a]	1,648,625
Jackson National Life Global
Funding, Sr. Scd. Notes	5.38	5/8/13	240,000	[a]	222,617
Lincoln National,
Sr. Unscd. Notes	2.18	3/12/10	1,035,000	[b]	958,165
Lincoln National,
Jr. Sub. Bonds	6.05	4/20/67	9,265,000	[b]	4,174,587
Metlife,
Sr. Unscd. Notes	5.50	6/15/14	2,195,000	[d]	2,145,235
Nippon Life Insurance,
Notes	4.88	8/9/10	4,100,000	[a]	3,820,007

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Property & Casualty
Insurance (continued)
Pacific Life Global Funding,
Notes	5.15	4/15/13	70,000	[a]	65,282
Principal Financial Group,
Gtd. Notes	6.05	10/15/36	60,000		36,819
Willis North America,
Gtd. Notes	6.20	3/28/17	1,500,000		1,037,907
					17,577,700
Real Estate Investment
Trusts—3.3%
Arden Realty,
Sr. Unscd. Notes	5.20	9/1/11	140,000		138,391
Arden Realty,
Sr. Unscd. Notes	5.25	3/1/15	700,000		614,961
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	810,000		596,264
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	2,015,000		1,555,530
Boston Properties,
Sr. Unscd. Notes	6.25	1/15/13	140,000		114,374
Commercial Net Realty,
Sr. Unscd. Notes	6.15	12/15/15	3,180,000		2,286,792
Duke Realty,
Sr. Unscd. Notes	5.25	1/15/10	80,000		74,604
Duke Realty,
Sr. Unscd. Notes	5.88	8/15/12	790,000		577,320
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	1,525,000		1,132,201
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	550,000	[d]	370,288
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	1,625,000		1,303,658
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.20	1/15/17	145,000	[d]	104,221
First Industrial,
Sr. Unscd. Notes	5.95	5/15/17	35,000		19,971
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	7,695,000		5,785,940
Healthcare Realty Trust,
Sr. Unscd. Notes	8.13	5/1/11	225,000		207,724

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Real Estate Investment
Trusts (continued)
HRPT Properties Trust,
Sr. Unscd. Notes	2.52	3/16/11	3,725,000	[b]	2,589,486
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	355,000		246,996
Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	5,115,000		3,651,931
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	4,735,000		4,193,633
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	145,000		99,698
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	2,145,000		1,662,064
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	690,000	[d]	436,638
Prologis,
Sr. Unscd. Notes	6.63	5/15/18	2,830,000		1,486,919
Regency Centers,
Gtd. Notes	5.25	8/1/15	3,900,000		2,747,542
Regency Centers,
Gtd. Notes	5.88	6/15/17	210,000		143,990
Simon Property Group,
Sr. Unscd. Notes	4.60	6/15/10	1,203,000		1,114,033
Simon Property Group,
Sr. Unscd. Notes	4.88	8/15/10	2,105,000		1,953,408
Simon Property Group,
Sr. Unscd. Notes	5.00	3/1/12	1,000,000		805,756
Simon Property Group,
Sr. Unscd. Notes	5.25	12/1/16	65,000		48,970
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	260,000		219,122
WEA Finance,
Sr. Notes	7.13	4/15/18	4,015,000	[a,d]	3,215,172
					39,497,597
Residential Mortgage
Pass-Through Ctfs.—.9%
Banc of America Mortgage
Securities, Ser. 2004-F, Cl. 2A7	4.14	7/25/34	212,157	[b]	206,093
Banc of America Mortgage
Securities, Ser. 2001-4, Cl. 2B3	6.75	4/20/31	145,094		102,014

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Residential Mortgage
Pass-Through Ctfs. (continued)
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	245,638	[b]	237,273
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2003-8, Cl. B3	5.00	5/25/18	198,808	[a]	71,645
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2005-31, Cl. 2A1	5.47	1/25/36	706,521	[b]	522,472
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2002-J4, Cl. B3	5.86	10/25/32	304,220	[b]	64,762
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	1.14	2/25/36	2,690,845	[b]	1,398,432
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	1.89	2/25/36	2,176,207	[b]	926,846
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	0.74	5/25/36	1,992,897	[b]	1,386,436
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B2	5.94	6/25/36	762,610	[b]	42,706
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B1	5.94	6/25/36	897,115	[b]	110,305
J.P. Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1	4.48	2/25/35	1,593,685	[b]	1,272,984
Nomura Asset Acceptance,
Ser. 2005-AP1, Cl. 2A5	4.86	2/25/35	195,645	[b]	110,661
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	3,678,025	[b]	2,713,589
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	2,609	[a,b]	2,099
Residential Funding Mortgage
Securities I, Ser. 2004-S3,
Cl. M1	4.75	3/25/19	1,016,928		800,480
Structured Asset Mortgage
Investments, Ser. 1998-2, Cl. B	5.49	4/30/30	1,376	[b]	1,211
Terwin Mortgage Trust,
Ser. 2006-9HGA Cl. A1	0.47	10/25/37	311,677	[a,b]	284,779
WaMu Mortgage Pass Through
Certificates, Ser. 2004-AR7,
Cl. A6	3.94	7/25/34	285,000	[b]	281,108

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Residential Mortgage
Pass-Through Ctfs. (continued)
WaMu Mortgage Pass Through
Certificates, Ser. 2004-AR9, Cl. A7	4.14	8/25/34	360,000	[b]	348,334
					10,884,229
Retail—.0%
Staples,
Sr. Unscd. Notes	9.75	1/15/14	460,000		489,727
State/Territory Gen Oblg—2.3%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	430,000		315,418
California
GO (Insured; AMBAC)	3.50	10/1/27	1,150,000		818,628
Clark County School District,
Limited Tax GO (Insured; FSA)	5.50	12/15/11	695,000	[e]	779,297
Clark County School District,
Limited Tax GO (Insured; FSA)	5.50	12/15/11	1,035,000	[e]	1,160,535
Clark County,
GO (Bond Bank)
(Insured; MBIA, Inc.)	5.25	12/1/12	980,000	[e]	1,121,992
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.25	2/15/10	900,000	[e]	944,172
Delaware Housing Authority,
Senior SFMR	5.80	7/1/16	505,000		523,185
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	630,000		455,969
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	12,825,000		7,702,054
New York Counties Tobacco Trust IV,
Tobacco Settlement
Pass-Through Bonds	6.00	6/1/27	3,960,000		2,930,717
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	9,210,000		6,837,780

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
State/Territory Gen Oblg (continued)
Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	435,000		260,365
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	1,080,000		791,035
Williamson County,
Combination Tax and Revenue
Certificates of Obligation
(Insured; FSA)	6.00	8/15/10	695,000	[e]	749,641
Wisconsin,
GO (Insured; MBIA. Inc.)	5.00	5/1/13	1,190,000	[e]	1,361,574
					26,752,362
Technology—.0%
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	135,000		143,333
Telecommunications—3.1%
AT & T Wireless,
Sr. Unscd. Notes	7.88	3/1/11	170,000		182,882
AT & T,
Sr. Unscd. Notes	2.96	2/5/10	5,565,000	[b]	5,457,924
AT & T,
Sr. Unscd. Bonds	5.50	2/1/18	140,000		139,323
AT & T,
Sr. Unscd. Notes	5.60	5/15/18	4,995,000	[d]	4,994,880
AT & T,
Gtd. Notes	7.30	11/15/11	740,000	[b]	799,970
Deutsche Telekom International
Finance, Gtd. Bonds	1.68	3/23/09	235,000	[b]	233,785
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	1,510,000		1,451,488
Intelsat Subsidiary Holding,
Sr. Unscd. Notes	8.88	1/15/15	1,055,000	[a,f]	970,600
Intelsat,
Sr. Unscd. Notes	7.63	4/15/12	1,500,000		1,207,500

The Fund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Telecommunications (continued)
KPN,
Sr. Unscd. Notes	8.00	10/1/10	200,000		207,065
KPN,
Sr. Unscd. Bonds	8.38	10/1/30	10,000		10,868
Qwest,
Bank Note, Ser. B	6.95	6/30/10	464,000	[b]	448,920
Qwest,
Bank Note, Ser. B	6.95	6/30/10	1,858,000	[b]	1,797,615
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	3,775,000		3,398,259
Telecom Italia Capital,
Gtd. Notes	7.72	6/4/38	1,485,000		1,390,223
Telefonica Emisiones,
Gtd. Notes	1.83	6/19/09	2,450,000	[b]	2,426,828
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	3,835,000		3,959,216
Verizon Communications,
Sr. Unscd. Notes	6.10	4/15/18	45,000		45,726
Verizon Communications,
Bonds	6.90	4/15/38	60,000		63,089
Verizon Communications,
Sr. Unscd. Notes	8.95	3/1/39	1,840,000	[d]	2,273,173
Verizon Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	5,830,000	[a]	5,792,513
					37,251,847
Textiles—.3%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	3,335,000		3,071,919
Transportation—.3%
Canadian National Railway,
Sr. Unscd. Notes	5.55	5/15/18	85,000		80,740
Norfolk Southern,
Sr. Unscd. Notes	5.75	4/1/18	70,000		67,573
Ryder System,
Sr. Unscd. Notes	3.50	3/15/09	3,545,000		3,531,026
Union Pacific,
Sr. Unscd. Notes	6.65	1/15/11	60,000		61,836
					3,741,175

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Government Agencies—.0%
Small Business Administration
Participation Ctfs., Gov’t
Gtd. Debs., Ser. 97-J	6.55	10/1/17	297,146	312,980
U.S. Government Agencies/
Mortgage-Backed—48.8%
Federal Home Loan Mortgage Corp.:
5.50%			5,600,000 [g,i]	5,772,374
3.50%, 9/1/10			213,136 [g]	212,024
4.00%, 10/1/09			100,360 [g]	100,269
4.50%, 10/1/09—2/1/39			13,834,926 [g]	13,916,753
5.00%, 10/1/18—6/1/37			26,094,941 [g]	26,558,281
5.50%, 11/1/22—1/1/38			37,510,601 [g]	38,545,800
6.00%, 7/1/17—12/1/37			26,200,641 [g]	27,086,318
6.50%, 3/1/14—3/1/32			743,276 [g]	780,229
7.00%, 3/1/12			7,078 [g]	7,353
7.50%, 12/1/25—1/1/31			33,991 [g]	36,116
8.00%, 10/1/19—10/1/30			16,527 [g]	17,536
8.50%, 7/1/30			1,167 [g]	1,260
Multiclass Mortgage Participation Ctfs.,
Ser. 51, Cl. E, 10.00%, 7/15/20			193,443 [g]	193,596
Multiclass Mortgage Participation Ctfs.,
Ser. 2586, Cl. WE, 4.00%, 12/15/32			5,113,475 [g]	5,031,935
Multiclass Mortgage Participation Ctfs.
(Interest Only Obligations), Ser. 2752,			4,000,000 [g,h]	217,394
Multiclass Mortgage Participation Ctfs.
(Interest Only Obligations), Ser. 2731,			4,367,209 [g,h]	157,449
Multiclass Mortgage Participation Ctfs.
(Interest Only) Ser. 2750,
Cl. IK, 5.00%, 5/15/26			4,617,400 [g,h]	246,278
Federal National Mortgage Association:
4.00%			71,360,000 [g,i]	70,311,936
4.50%			71,105,000 [g,i]	71,349,459
5.00%			66,670,000 [g,i]	67,873,899
5.50%			23,610,000 [g,i]	24,329,373
6.00%			41,025,000 [g,i]	42,672,400
3.53%, 7/1/10			268,994 [g]	269,448
4.00%, 5/1/10			1,112,450 [g]	1,125,599
4.06%, 6/1/13			100,000 [g]	99,388
4.50%, 6/1/10			54,862 [g]	55,351
5.00%, 7/1/11—4/1/23			10,970,379 [g]	11,249,161
5.50%, 8/1/22—6/1/38			65,032,418 [g]	66,697,007

The Fund 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage Association (continued):
6.00%, 1/1/19—4/1/38	25,163,605 [g]	26,006,941
6.50%, 11/1/10—12/1/37	15,929,978 [g]	16,618,962
7.00%, 9/1/14—7/1/32	99,286 [g]	104,411
7.50%, 3/1/12—3/1/31	27,756 [g]	29,243
8.00%, 5/1/13—3/1/31	39,794 [g]	42,199
Pass-Through Ctfs., Ser. 2004-58,
Cl. LJ, 5.00%, 7/25/34	7,921,568 [g]	8,185,645
Grantor Trust, Ser. 2001-T11,
Cl. B, 5.50%, 9/25/11	285,000 [g]	303,610
Grantor Trust, Ser. 2001-T6,
Cl. B, 6.09%, 5/25/11	275,000 [g]	294,701
Pass-Through Ctfs., Ser. 1988-16,
Cl. B, 9.50%, 6/25/18	118,153 [g]	131,895
Government National Mortgage Association I:
5.50%, 4/15/33	3,796,609	3,902,145
6.00%, 1/15/29	38,995	40,339
6.50%, 4/15/28—9/15/32	94,752	98,958
7.00%, 8/15/25—9/15/31	38,338	41,070
7.50%, 12/15/26—11/15/30	6,732	7,177
8.00%, 1/15/30—10/15/30	21,183	22,576
8.50%, 4/15/25	5,681	6,103
9.00%, 10/15/27	10,737	11,669
9.50%, 2/15/25	3,901	4,251
9.50%, 11/15/17	192,753	207,758
Ser. 2004-43, Cl. A, 2.82%, 12/16/19	711,419	708,896
Ser. 2003-88, Cl. AC, 2.91%, 6/16/18	68,150	68,696
Ser. 2004-23, Cl. B 2.95%, 3/16/19	1,589,661	1,587,320
Ser. 2004-57, Cl. A, 3.02%, 1/16/19	261,684	261,357
Ser. 2007-46, Cl. A, 3.14%, 11/16/29	3,027,798	3,026,692
Ser. 2004-25, Cl. AC, 3.38%, 1/16/23	583,251	583,857
Ser. 2004-77, Cl. A, 3.40%, 3/16/20	356,871	357,167
Ser. 2004-67, Cl. A, 3.65%, 9/16/17	114,967	115,115
Ser. 2005-90, Cl. A, 3.76%, 9/16/28	1,081,074	1,087,582
Ser. 2005-34, Cl. A, 3.96%, 9/16/21	1,287,765	1,290,997
Ser. 2005-29, Cl. A, 4.02%, 7/16/27	4,814,406	4,858,397

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Government National Mortgage Association I (continued):
Ser. 2005-9, Cl. A, 4.03%, 5/16/22	144,991	146,040
Ser. 2007-52, Cl. A, 4.05%, 10/16/25	4,622,908	4,664,002
Ser. 2006-66, Cl. A, 4.09%, 1/16/30	1,506,166	1,522,151
Ser. 2004-51, Cl. A, 4.15%, 2/16/18	309,527	311,616
Ser. 2006-9, Cl. A 4.20%, 8/16/26	249,223	252,026
Ser. 2006-3, Cl. A, 4.21%, 1/16/28	1,449,531	1,466,629
Ser. 2006-55, Cl. A, 4.25%, 7/16/29	1,330,758	1,348,216
Ser. 2006-51, Cl. A, 4.25%, 10/16/30	133,303	135,072
Ser. 2005-59, Cl. A, 4.39%, 5/16/23	2,818,141	2,849,508
Ser. 2005-32, Cl. B, 4.39%, 8/16/30	8,706,895	8,813,981
Ser. 2005-87, Cl. A, 4.45%, 3/16/25	901,265	914,156
Ser. 2004-39, Cl. LC, 5.50%, 12/20/29	9,338,720	9,470,112
Government National Mortgage Association II:
6.50%, 2/20/31—7/20/31	213,877	224,448
7.00%, 11/20/29	581	621
		577,038,293
U.S. Government Securities—13.9%
U.S. Treasury Bonds:
4.50%, 2/15/36	811,000	919,725
4.75%, 2/15/37	1,465,000 [d]	1,739,459
5.00%, 5/15/37	12,398,000 [d]	15,284,416
U.S. Treasury Inflation Protected Securities Notes:
2.00%, 1/15/14	11,950,044 [j]	11,894,034
2.00%, 1/15/16	24,851,395 [d,j]	24,703,852
U.S. Treasury Notes:
3.50%, 5/31/13	18,205,000 [d]	19,661,418
4.75%, 8/15/17	37,635,000 [d]	43,162,678
4.88%, 4/30/11	33,939,000 [d]	36,919,285
U.S. Treasury Strip;
0.00%, 2/15/36	28,090,000	10,612,233
		164,897,100
Total Bonds and Notes
(cost $1,550,081,868)		1,402,413,973

The Fund 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Face Amount
	Covered by
Options—.0%	Contracts ($)	Value ($)
Call Options
3-Month Floor USD LIBOR-BBA
Interest Rate, January 2009 @ 2.50
(cost $5,440)	1,900,000 [k]	0
	Principal
Short-Term Investments—5.5%	Amount ($)	Value ($)
U.S. Government Agencies—4.9%
Federal National Mortgage
Association, Discount Notes, 0.08%, 3/5/09	28,000,000 [g]	27,998,009
Federal National Mortgage
Association, Discount Notes, 0.10%, 3/16/09	30,000,000 [g]	29,996,416
		57,994,425
U.S. Treasury Bills—.6%
0.01%, 2/5/09	7,445,000 [l]	7,444,978
Total Short-Term Investments
(cost $65,439,415)		65,439,403

Other Investment—.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,415,000)	2,415,000 [m]	2,415,000

Investment of Cash Collateral
for Securities Loaned—13.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $163,890,404)	163,890,404 [m]	163,890,404

Total Investments (cost $1,781,832,127)	138.1%	1,634,158,780
Liabilities, Less Cash and Receivables	(38.1%)	(450,666,494)
Net Assets	100.0%	1,183,492,286

BBA—British Bankers Association
LIBOR—London Interbank Bank Offered Rate
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to $130,198,529 or 11.0% of net assets.
b	Variable rate security—interest rate subject to periodic change.
c	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL—Brazilian Real
EUR—Euro
d	All or a portion of these securities are on loan. At January 31, 2009, the total market value of the fund’s securities on loan is $157,031,591 and the total market value of the collateral held by the fund is $163,890,404.
e	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
f	Purchased on a delayed delivery basis.
g	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
h	Notional face amount shown.
i	Purchased on a forward commitment basis.
j	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
k	Non-income producing security.
l	Partially held by brokers as collateral for open financial futures and swap contracts.
m	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government & Agencies	62.7	State/Government General Obligations	2.3
Corporate Bonds	38.9	Foreign/Governmental	.7
Short-Term/		Options	.0
Money Market Investments	19.6
Asset/Mortgage-Backed	13.9		138.1

† Based on net assets.
See notes to financial statements.

The Fund 35

STATEMENT OF FINANCIAL FUTURES

January 31, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2009 ($)
Financial Futures Long
10 Year Long Gilt	193	32,841,662	March 2009	364,515
U.S. Treasury Bonds	466	59,043,656	March 2009	476,310
Financial Futures Short
U.S. Treasury 2 Year Notes	84	(18,280,500)	March 2009	23,625
U.S. Treasury 10 Year Notes	296	(36,310,875)	March 2009	636,636
				1,501,086

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN January 31, 2009 (Unaudited)

		Face Amount
		Covered by
	Contracts	Contracts ($)	Value ($)
Call Options:
5-Year USD LIBOR-BBA,
February 2009 @ 2.34	23,770	23,770,000 [a]	(31,941)
Federal National Mortgage Association,
March 2009 @ 101.09	24,018	24,018,000 [a,b]	(213,160)
Federal National Mortgage Association,
March 2009 @ 100.87	23,654	23,654,000 [a,b]	(231,194)
U.S. Treasury 5 Year Notes
February 2009 @ 120	20,100	20,100,000 [a]	(23,555)
Put Options:
5-Year USD LIBOR-BBA,
February 2009 @ 2.34	23,770	23,770,000 [a]	(175,671)
Federal National Mortgage Association,
March 2009 @ 101.09	24,018	24,018,000 [a,b]	(393,247)
Federal National Mortgage Association,
March 2009 @ 100.87	23,654	23,654,000 [a,b]	(356,844)
U.S. Treasury 5 Year Notes
February 2009 @ 120	20,100	20,100,000 [a]	(391,007)
(Premiums received $1,593,440)			(1,816,619)

BBA—British Bankers Association
LIBOR—London Interbank Bank Offered Rate
USD—US Dollar
a Non-income producing security.
b On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

See notes to financial statements.

The Fund 37

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2009 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $157,031,591)—Note 1(c):
Unaffiliated issuers			1,615,526,723	1,467,853,376
Affiliated issuers			166,305,404	166,305,404
Cash denominated in foreign currencies			1,221	1,180
Receivable for investment securities sold				49,951,030
Dividends and interest receivable				12,334,577
Swaps premium paid—Note 4				3,467,427
Receivable for shares of Common Stock subscribed				502,669
Unrealized appreciation on swap contracts—Note 4				242,401
Unrealized appreciation on forward currency exchange contracts—Note 4				109,074
Other receivable				14,910
Receivable from broker for swap transactions—Note 4				5,656
Prepaid expenses				207,486
				1,700,995,190
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				755,809
Cash overdraft due to Custodian				176,848
Payable for investment securities purchased				338,235,924
Liability for securities on loan—Note 1(c)				163,890,404
Unrealized depreciation on swap contracts—Note 4				6,855,853
Other liabilities				3,163,612
Payable for shares of Common Stock redeemed				2,111,159
Outstanding options written,at value (premiums received
$1,593,440)—See Statement of Options Written				1,816,619
Payable for futures variation margin—Note 4				192,542
Unrealized depreciation on forward currency exchange contracts—Note 4				5,373
Accrued expenses				298,761
				517,502,904
Net Assets ($)				1,183,492,286
Composition of Net Assets ($):
Paid-in capital				1,430,059,525
Accumulated undistributed investment income—net				2,665,192
Accumulated net realized gain (loss) on investments				(96,326,277)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions
(including $1,501,086 net unrealized appreciation on financial futures)				(152,906,154)
Net Assets ($)				1,183,492,286

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	1,081,992,706	25,556,708	48,564,511	27,378,361
Shares Outstanding	97,614,978	2,305,384	4,382,673	2,471,034
Net Asset Value Per Share ($)	11.08	11.09	11.08	11.08

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended January 31, 2009 (Unaudited)

Investment Income ($):
Income:
Interest	34,506,013
Income from securities lending	256,752
Dividends:
Unaffiliated issuers	58,658
Affiliated issuers	83,763
Total Income	34,905,186
Expenses:
Management fee—Note 3(a)	2,859,131
Shareholder servicing costs—Note 3(c)	2,567,415
Distribution fees—Note 3(b)	270,665
Prospectus and shareholders’ reports	95,310
Professional fees	36,844
Custodian fees—Note 3(c)	30,271
Directors’ fees and expenses—Note 3(d)	7,324
Registration fees	2,876
Loan commitment fees—Note 2	1,382
Miscellaneous	134,240
Total Expenses	6,005,458
Less—reduction in expenses due to undertaking—Note 3(a)	(599,301)
Less—reduction in fees due to earnings credits—Note 1(c)	(41,533)
Net Expenses	5,364,624
Investment Income—Net	29,540,562
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(43,760,186)
Net realized gain (loss) on options transactions	(3,690,845)
Net realized gain (loss) on financial futures	13,408,267
Net realized gain (loss) on swap transactions	(3,659,175)
Net realized gain (loss) on forward currency exchange contracts	(1,403,365)
Net Realized Gain (Loss)	(39,105,304)
Net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions (including $975,336
net unrealized appreciation on financial futures)	(67,013,949)
Net Realized and Unrealized Gain (Loss) on Investments	(106,119,253)
Net (Decrease) in Net Assets Resulting from Operations	(76,578,691)

See notes to financial statements.

The Fund 39

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2009	Year Ended
	(Unaudited)	July 31, 2008[a]
Operations ($):
Investment income—net	29,540,562	34,780,281
Net realized gain (loss) on investments	(39,105,304)	4,894,569
Net unrealized appreciation
(depreciation) on investments	(67,013,949)	(45,519,071)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(76,578,691)	(5,844,221)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(27,667,160)	(34,632,229)
Class B Shares	(600,013)	(488,129)
Class C Shares	(1,008,056)	(405,909)
Class I shares	(764,397)	(1,832,889)
Net realized gain on investments:
Class A Shares	—	(565,680)
Class I shares	—	(35,010)
Total Dividends	(30,039,626)	(37,959,846)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	82,375,256	222,507,532
Class B Shares	1,512,322	414,463
Class C Shares	4,350,602	1,748,659
Class I shares	2,877,983	6,052,135
Net assets received in connection
with reorganization—Note 1	24,540,187	893,043,027
Dividends reinvested:
Class A Shares	24,458,430	32,113,936
Class B Shares	441,654	305,847
Class C Shares	761,321	368,060
Class I shares	389,004	412,193
Cost of shares redeemed:
Class A Shares	(204,396,423)	(240,852,088)
Class B Shares	(15,303,206)	(7,488,161)
Class C Shares	(7,194,362)	(2,626,570)
Class I shares	(17,415,141)	(27,625,732)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(102,602,373)	878,373,301
Total Increase (Decrease) in Net Assets	(209,220,690)	834,569,234
Net Assets ($):
Beginning of Period	1,392,712,976	558,143,742
End of Period	1,183,492,286	1,392,712,976
Undistributed investment income—net	2,665,192	3,164,256

	Six Months Ended
	January 31, 2009	Year Ended
	(Unaudited)	July 31, 2008[a]
Capital Share Transactions:
Class Ab
Shares sold	7,203,622	17,901,918
Shares issued in connection
with reorganization—Note 1	1,676,218	61,527,674
Shares issued for dividends reinvested	2,172,741	2,603,126
Shares redeemed	(18,077,299)	(19,529,043)
Net Increase (Decrease) in Shares Outstanding	(7,024,718)	62,503,675
Class Bb
Shares sold	132,986	34,805
Shares issued in connection
with reorganization—Note 1	—	4,016,826
Shares issued for dividends reinvested	39,331	25,191
Shares redeemed	(1,330,976)	(612,779)
Net Increase (Decrease) in Shares Outstanding	(1,158,659)	3,464,043
Class C
Shares sold	382,055	142,665
Shares issued in connection
with reorganization—Note 1	—	4,614,219
Shares issued for dividends reinvested	67,643	30,342
Shares redeemed	(638,556)	(215,695)
Net Increase (Decrease) in Shares Outstanding	(188,858)	4,571,531
Class I
Shares sold	252,013	492,119
Shares issued in connection
with reorganization—Note 1	536,798	2,058,484
Shares issued for dividends reinvested	34,174	33,756
Shares redeemed	(1,565,059)	(2,232,178)
Net Increase (Decrease) in Shares Outstanding	(742,074)	352,181

a	The fund changed to a four class fund on May 13, 2008.The existing Investor and Institutional shares were redesignated as Class A and Class I shares, respectively, and the fund commenced offering Class B and Class C shares.
b	During the period ended January 31, 2009, 671,382 Class B shares representing $7,789,714, were automatically converted to 671,266 Class A shares and during the period ended July 31, 2008, 373,886 Class B shares representing $4,574,229, were automatically converted to 374,049 Class A shares.
See notes to financial statements.

The Fund 41

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2009			Year Ended July 31,
Class A Shares	(Unaudited)	2008[a]	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	12.02	12.40	12.35	12.75	12.53	12.86
Investment Operations:
Investment income—net[b]	.27	.55	.61	.53	.46	.46
Net realized and unrealized
gain (loss) on investments	(.94)	(.32)	.08	(.28)	.31	(.01)[c]
Total from Investment Operations (.67)		.23	.69	.25	.77	.45
Distributions:
Dividends from
investment income—net	(.27)	(.60)	(.64)	(.58)	(.55)	(.54)
Dividends from net realized
gain on investments	—	(.01)	—	(.07)	—	(.24)
Total Distributions	(.27)	(.61)	(.64)	(.65)	(.55)	(.78)
Net asset value, end of period	11.08	12.02	12.40	12.35	12.75	12.53
Total Return (%)	(5.55)[d,e]	1.76[d]	5.74	2.05	6.24	3.59
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90[f]	.87	.92	.91	.89	.90
Ratio of net expenses
to average net assets	.80[f]	.80	.80	.80	.80	.80
Ratio of net investment income
to average net assets	4.70[f]	4.53	4.85	4.21	3.63	3.56
Portfolio Turnover Rate[g]	187.64[e]	385.86	492.35	439.09	644.23	801.49
Net Assets, end of period
($ x 1,000)	1,081,993 1,257,597		522,661	458,856	531,232	677,228

a	The fund commenced offering four classes of shares on May 13, 2008.The existing Investor shares were redesignated Class A shares.
b	Based on average shares outstanding at each month end.
c	In addition to the net realized and unrealized gain on investments, this amount includes a decrease in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.
g	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2009, July 31, 2008, 2007, 2006, 2005 and 2004 were 53.72%, 125.60%, 357.70%, 270.18%, 521.83% and 718.14%, respectively.

See notes to financial statements.

	Six Months Ended
	January 31, 2009	Year Ended
Class B Shares	(Unaudited)	July 31, 2008[a]
Per Share Data ($):
Net asset value, beginning of period	12.01	12.35
Investment Operations:
Investment income—net[b]	.22	.06
Net realized and unrealized
gain (loss) on investments	(.92)	(.29)
Total from Investment Operations	(.70)	(.23)
Distributions:
Dividends from investment income—net	(.22)	(.11)
Net asset value, end of period	11.09	12.01
Total Return (%)[c,d]	(5.98)	(1.77)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	1.51	1.70
Ratio of net expenses to average net assets[e,f]	1.51	1.70
Ratio of net investment income
to average net assets[e]	4.00	2.43
Portfolio Turnover Rate[g]	187.64[d]	385.86
Net Assets, end of period ($ x 1,000)	25,557	41,588

a	From May 13, 2008 (commencement of initial offering) to July 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
g	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2009 and
July 31, 2008, were 53.72% and 125.60%, respectively.
See notes to financial statements.

The Fund 43

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	January 31, 2009	Year Ended
Class C Shares	(Unaudited)	July 31, 2008[a]
Per Share Data ($):
Net asset value, beginning of period	12.02	12.35
Investment Operations:
Investment income—net[b]	.22	.06
Net realized and unrealized
gain (loss) on investments	(.94)	(.28)
Total from Investment Operations	(.72)	(.22)
Distributions:
Dividends from investment income—net	(.22)	(.11)
Net asset value, end of period	11.08	12.02
Total Return (%)[c,d]	(5.96)	(1.81)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	1.67	1.49
Ratio of net expenses to average net assets[e]	1.66	1.49[f]
Ratio of net investment income
to average net assets[e]	3.84	2.64
Portfolio Turnover Rate[g]	187.64[d]	385.86
Net Assets, end of period ($ x 1,000)	48,565	54,928

a	From May 13, 2008 (commencement of initial offering) to July 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
g	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2009 and July 31, 2008, were 53.72% and 125.60%, respectively.

See notes to financial statements.

Six Months Ended
January 31, 2009			Year Ended July 31,
Class I Shares	(Unaudited)	2008[a]	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	12.01	12.40	12.34	12.75	12.52	12.85
Investment Operations:
Investment income—net[b]	.27	.60	.64	.56	.51	.49
Net realized and unrealized
gain (loss) on investments	(.91)	(.34)	.09	(.28)	.30	.00[c]
Total from Investment Operations	(.64)	.26	.73	.28	.81	.49
Distributions:
Dividends from
investment income—net	(.29)	(.64)	(.67)	(.62)	(.58)	(.58)
Dividends from net realized
gain on investments	—	(.01)	—	(.07)	—	(.24)
Total Distributions	(.29)	(.65)	(.67)	(.69)	(.58)	(.82)
Net asset value, end of period	11.08	12.01	12.40	12.34	12.75	12.52
Total Return (%)	(5.35)[d]	2.05	6.02	2.35	6.40	3.88
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60[e]	.52	.53	.51	.55	.53
Ratio of net expenses
to average net assets	.54[e]	.52[f]	.53[f]	.51[f]	.53	.52
Ratio of net investment income
to average net assets	4.91[e]	4.83	5.10	4.48	3.86	3.85
Portfolio Turnover Rate[g]	187.64[d]	385.86	492.35	439.09	644.23	801.49
Net Assets, end of period
($ x 1,000)	27,378	38,600	35,482	31,473	27,401	2,850

a The fund commenced offering four classes of shares on May 13, 2008.The existing Institutional shares were redesignated Class I shares.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
d Not annualized.
e Annualized.
f Expense waivers and/or reimbursements amounted to less than .01%.
g The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2009, July
31, 2008, 2007, 2006, 2005 and 2004 were 53.72%, 125.60%, 357.70%, 270.18%, 521.83% and
718.14%, respectively.

See notes to financial statements.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Term Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund.The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Directors held on October 16, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the fund from “Dreyfus Premier Intermediate Term Income Fund” to “Dreyfus Intermediate Term Income Fund”.

As of the close of business on December 17, 2008, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Dreyfus Premier Limited Term Income Fund (“Limited Term Income”) were transferred to the fund in exchange for corresponding class of shares of Common Stock of the fund of equal value. Shareholders of Class A, Class B and Class C shares of Limited Term Income received Class A shares of the fund and shareholders of Class I shares of Limited Term Income received Class I shares of the fund, in each case in an amount equal to the aggregate net asset value of their investment in Limited Term Income at the time of the exchange.The net asset value of the fund’s shares on the close of business December 17, 2008, after the reorganization was $11.09 for Class A and $11.08 for Class I shares, and a total of 1,676,218 Class A shares and 536,798 Class I shares, representing net assets of $24,540,187 (including $2,679,073 net unrealized depreciation on investments) were issued to shareholders of Limited Term Income in the exchange.The exchange was a tax-free event to the Limited Term Income shareholders.

As of the close of business on May 15, 2008, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Dreyfus Premier Core Bond Fund (“Premier Core Bond”) were transferred to the fund in exchange for corresponding class of shares of Common Stock of the fund of equal value. Shareholders of Class A, Class B, Class C and Class I shares of Premier Core Bond received Class A, Class B, Class C and Class I shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in Premier Core Bond at the time of the exchange. The net asset value of the fund’s shares on the close of business May 15, 2008, after the reorganization was $12.39 for Class A, $12.39 for Class B, $12.39 for Class C and $12.39 for Class I shares, and a total of 32,492,389 Class A shares, 3,766,828 Class B shares, 2,985,185 Class C shares and 1,871,602 Class I shares, representing net assets of $509,426,510 (including $24,013,207 net unrealized depreciation on investments) were issued to shareholders of Premier Core Bond in the exchange. The exchange was a tax-free event to the Premier Core Bond shareholders.

As of the close of business on May 13, 2008, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Dreyfus Premier Managed Income Fund (“Premier Managed Income”) were transferred to the fund in exchange for corresponding class of shares of Common Stock of the fund of equal value. Shareholders of Class A, Class B, Class C and Class I shares of Premier Managed Income received Class A, Class B, Class C and Class I shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in Premier Managed Income at the time of the exchange.The net asset value of the fund’s shares on the close of business May 13, 2008, after the reorganization was $12.35 for Class A, $12.35 for Class B, $12.35 for Class C and $12.35 for Class I shares, and a total of 7,571,050 Class A shares, 249,998 Class B shares, 1,629,034 Class C shares and 186,882 Class I shares, representing net

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

assets of $119,022,316 (including $2,685,763 net unrealized depreciation on investments) were issued to shareholders of Premier Managed Income in the exchange. The exchange was a tax-free event to the Premier Managed Income shareholders.

As of the close of business on May 14, 2008, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to liabilities, of Dreyfus A Bonds Plus, Inc. (“A Bonds Plus”) were transferred to the fund in exchange for shares of Common Stock of the fund of equal value. Shareholders of A Bonds Plus received Class A shares of the fund, in an amount equal to the aggregate net asset value of their investment in A Bonds Plus at the time of the exchange. The fund’s net asset value on the close of business on May 14, 2008 after the reorganization was $12.33 for Class A shares, and a total of 21,464,235 Class A shares representing net assets of $264,594,201 (including $8,827,883 net unrealized depreciation on investments) were issued to shareholders of A Bonds Plus in the exchange.The exchange was a tax-free event to A Bonds Plus shareholders.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 1.2 billion shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (500 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized) and Class I (500 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swap transactions and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†
Level 1—Quoted Prices	166,305,404	(315,533)
Level 2—Other Significant
Observable Inputs	1,463,719,125	(6,509,751)
Level 3—Significant
Unobservable Inputs	4,134,251	0
Total	1,634,158,780	(6,825,284)

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument and written options contracts which are shown at value.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Valuation Inputs	Securities ($)
Balance as of 7/31/2008	0
Realized gain (loss)	0
Change in unrealized
appreciation (depreciation)	0
Net purchases (sales)	0
Transfers in and/or out of Level 3	4,134,251
Balance as of 1/31/2009	4,134,251

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “FSP”).The FSP amends FASB Statement No. 133 (“FAS 133”), “Accounting for Derivative Instruments and Hedging Activities”, and also amends FASB Interpretation No. 45 (“FIN 45”), “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others”. The

The Fund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the FSP and incorporated for the current period as part of the Notes to the Statement of Investments and disclosures within Note 4.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended January 31, 2009,The Bank of New York Mellon earned $138,251 from lending fund portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income

The Fund 53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended July 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $52,426,499 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to July 31, 2008. If not applied, $2,321,537 of the carryover expires in fiscal 2009, $8,440,328 expires in fiscal 2011, $7,653,528 expires in fiscal 2012, $18,143,982 expires in fiscal 2013, $4,506,204 expires in fiscal 2014, $10,725,379 expires in fiscal 2015 and $635,541 expires in fiscal 2016. Based on certain provisions in the code, some of these losses acquired from fund mergers are subject to an annual limitation.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2008 was as follows: ordinary income $37,959,846. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $300 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. The terms of the line of credit agreement limits the amount of individual fund borrowings. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. Effective October 15, 2008, in connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the unsecured line of credit. During the period ended January 31, 2009, the fund did not borrow under the line of credit.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has agreed from August 1, 2008 to March 31, 2009, to waive receipt of its fees and/or assume the expenses of Class A and Class I shares, so that the expenses of these classes, excusive of shareholder services plan fees, taxes, interest on borrowings, brokerage fees, commitment fees on borrowings and extraordinary expenses exceed .55% of the value of the fund’s average daily net assets of their class. The reduction in expenses, pursuant to the undertaking, amounted to $599,301 during the period ended January 31, 2009.

During the period ended January 31, 2009, the Distributor retained $1,752 from commissions earned on sales of the fund’s Class A shares and $70,998 and $5,946 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended January 31, 2009, Class B and Class C shares were charged $78,301 and $192,364, respectively, pursuant to the Plan.

The Fund 55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of ..25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2009, Class A, Class B and Class C shares were charged $1,446,895, $39,151 and $64,121, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2009, the fund was charged $352,550 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended January 31, 2009, the fund was charged $28,176 pursuant to the cash management agreement.These fees were partially offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2009, the fund was charged $30,271 pursuant to the custody agreement.

During the period ended January 31, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $457,682, Rule 12b-1 distribution plan fees $42,176, shareholder ser-

vices plan fees $248,393, custodian fees $50,048, chief compliance officer fees $1,596 and transfer agency per account fees $118,509, which are offset against an expense reimbursement currently in effect in the amount of $162,595.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, option transactions, financial futures, forward currency exchange contracts and swap transactions, during the period ended January 31, 2009, amounted to $2,916,145,329 and $3,228,610,105, respectively, of which $2,081,312,566 in purchases and $2,085,212,224 in sales were from mortgage dollar roll transactions.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or

The Fund 57

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

losses. When the contracts are closed, the fund recognizes a realized gain or loss. Contracts open at January 31, 2009 are set forth in the Statement of Financial Futures.

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The following summarizes the fund’s call/put options written for the period ended January 31, 2009:

	Face Amount		Options Terminated
	Covered by	Premiums	Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($) Gain (Loss) ($)
Contracts outstanding
July 31, 2008	167,726,000	1,669,372
Contracts written	941,550,000	10,088,455
Contracts terminated:
Closed	529,691,000	5,690,667	13,566,566 (7,875,899)
Expired	396,501,000	4,473,720	— 4,473,720
Total contracts
terminated	926,192,000	10,164,387	13,566,566 (3,402,179)
Contracts outstanding
January 31, 2009	183,084,000	1,593,440

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at January 31, 2009:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales:
British Pounds,
Expiring 02/20/2009	420,000	637,245	608,461	28,784
Brazilian Real,
Expiring 02/20/2009	1,430,000	607,089	612,462	(5,373)
Euro,
Expiring 02/20/2009	1,140,000	1,539,490	1,459,200	80,290
Total				103,701

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The Fund 59

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and /or liability on the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument.The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements are disclosed in the following chart which summarizes open credit default swaps on corporate and sovereign issues entered into by the fund at January 31, 2009. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

		(Pay)			Upfront
		Receive	Implied		Premiums	Unrealized
Reference	Notional	Fixed	Credit	Market	Paid	Appreciation
Obligation	Amount ($)[3] Rate (%)		Spread (%)[4]	Value ($)	(Received) ($) (Depreciation) ($)

Buy Contracts:[1]
Global
Structured
Tranche,
0-3%
9/20/2013*	9,995,000[a]	0†	n/a	0	(2,019,825)	(2,019,825)
R.R. Donnelley
& Sons,
4.95%,
4/1/2014
3/20/2012*	2,790,000[b]	(1.60)	n/a	179,104	0	179,104
R.R. Donnelley
& Sons,
4.95%,
4/1/2014
3/20/2012*	1,120,000[a]	(1.70)	n/a	63,297	0	63,297
Structured
Model
Portfolio,
0-3%
9/20/2013*	7,202,000[d]	0†	n/a	0	(1,447,602)	(1,447,602)
Sale Contracts:[2]
Northern
Tobacco,
5%,
6/1/2046
12/20/2011*	11,710,000[c]	1.35	4.58	(949,324)	0	(949,324)
Rite Aid,
7.7%,
2/15/2027
9/20/2010*	2,650,000[a]	3.55	67.40 (1,481,464)		0	(1,481,464)
Southern
California
Tobacco,
5%,
6/1/2037
12/20/2011*	11,710,000[c]	1.35	4.61	(957,638)	0	(957,638)
						(6,613,452)

*	Expiration Date

The Fund 61

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Counterparties:
a	JP Morgan
b	Deutsche Bank
c	Citibank
d	UBS AG
†	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to each of the bonds specified in the reference portfolio, limited to
3% of the total reference portfolio losses.
1	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will receive from the seller of protection an amount equal to the full notional amount of the referenced obligation.
2	If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
3	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
4	Implied credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as
Defaulted indicates a credit event has occurred for the referenced entity.

The fund may enter into interest rate swaps, which involve the exchange of commitments to pay and receive interest based on a notional principal amount.At January 31, 2009, the fund had no open interest rate swaps.

At January 31, 2009, accumulated net unrealized depreciation on investments was $147,673,347, consisting of $11,775,664 gross unrealized appreciation and $159,449,011 gross unrealized depreciation.

At January 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 63

NOTES

For More Information

Telephone Call your financial representative or 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

FORM N-CSR

Item 1. Reports to Stockholders.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

     The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	Friday, March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	Friday, March 27, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	Friday, March 27, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)